As filed with the Securities and Exchange Commission on May 2, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23011

Investment Company Act file number

THE RBB FUND TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Evermore Global Value Fund

of The RBB Fund Trust

Semi-Annual Report ● February 29, 2024

This report is submitted for the general information of the shareholders of the Evermore Global Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

Performance Information (Unaudited)	1
Sector Allocation (Unaudited)	2
Expense Example (Unaudited)	3
Schedule of Investments (Unaudited)	4
Statement of Assets and Liabilities (Unaudited)	7
Statement of Operations (Unaudited)	8
Statements of Changes in Net Assets (Unaudited)	9
Financial Highlights (Unaudited)	11
Notes to Financial Statements (Unaudited)	15
Additional Information (Unaudited)	29

Evermore Global Value Fund

Performance Information (Unaudited)

Comparison of Change in Value of $10,000 Investment in Evermore Global Value Fund vs. MSCI All-Country World Index ex USA & HFRX Event Driven Index

Total Annualized Returns For The Periods Ended February 29, 2024:
	Six Months(3)	1 Year	3 Year	5 Year	10 Year	Since Inception (1/1/2010)	Value of $10,000 (2/29/2024)
Investor Class(1)	3.53%	1.44%	-5.95%	-1.12%	1.13%	2.44%	$11,188
Institutional Class(1)	3.58%	1.70%	-5.72%	-0.88%	1.37%	2.69%	$11,463
MSCI All-Country World Index ex USA	7.90%	12.51%	1.32%	5.44%	3.96%	4.67%(2)	$14,745
HFRX Event Driven Index	1.73%	-0.64%	-2.73%	1.88%	0.18%	1.45%(2)	$10,181

(1)

The Fund commenced operations on January 1, 2010 as a separate series (the “Predecessor Fund”) of Evermore Funds Trust. Effective as of the close of business on December 27, 2022, the Predecessor Fund was reorganized as a new series of The RBB Fund Trust (the “Reorganization”). The performance shown for periods prior to December 28, 2022 represents the performance of the Predecessor Fund.

(2)	Index performance shown is from inception date of the Fund and is not the inception date of the index itself.

(3)	Not annualized.

This chart illustrates the performance of a hypothetical $10,000 investment made on February 28, 2014, and reflects all Fund expenses. The chart is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index. Index returns do not reflect the effects of fees and expenses. It is not possible to invest directly in an index.

Performance data quoted represents past performance; past performance does not guarantee future results. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-EVERMORE or (866-383-7667). The Total Annual Fund Operating Expenses as stated in the Fund’s Prospectus dated December 31, 2023, as supplemented, are 1.78% and 1.53% for Investor Class and Institutional Class, respectively. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements, as stated in the Fund’s Prospectus dated December 31, 2023, as supplemented, are 1.62% and 1.37% for Investor Class and Institutional Class, respectively.

1

Evermore Global Value Fund

Sector Allocation as a Percentage of Total Portfolio at February 29, 2024 (Unaudited)

*

Data is expressed as a percentage of total portfolio. Data expressed excludes collateral on loaned securities and forward foreign currency contracts. Please refer to the Schedule of Investments and Schedule of Forward Foreign Currency Contracts for more details on the Fund’s individual holdings.

2

Evermore Global Value Fund

Expense Example for the Six Months Ended February 29, 2024 (Unaudited)

As a shareholder of the Evermore Global Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09/01/23	Ending Account Value 02/29/24	Expenses Paid During the Period*	Annualized Expense Ratio
Investor Class Actual *	$1,000	$1,035.30	$8.10	1.60%
Investor Class Hypothetical (5% annual return before expenses)	$1,000	$1,016.91	$8.02	1.60%

Institutional Class Actual*	$1,000	$1,035.80	$6.83	1.35%
Institutional Class Hypothetical (5% annual return before expenses)	$1,000	$1,018.15	$6.77	1.35%

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2023 to February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

3

Evermore Global Value Fund

Schedule of Investments at February 29, 2024 (Unaudited)

Allocation of Portfolio Holdings by Country as of February 29, 2024 (% of Net Assets)

Country	Long Exposure
United States	28.4%
Norway	11.4%
Sweden	10.9%
France	10.7%
Netherlands	7.8%
Denmark	6.1%
Belgium	4.7%
Italy	3.0%
Austria	2.9%
Monaco	2.7%
Subtotal	88.6%

Percentages are stated as a percent of net assets.

^

Excludes cash and equivalent (11.4% of net assets) consisting of Short-Term Investment-Money Market (5.8%), Securities Held as Collateral on Loaned Securities (0.5%) and net of Other Assets in Excess of Liabilities (5.1%).

	Shares	Value
COMMON STOCKS — 88.6%
Capital Markets — 5.5%
KKR & Co., Inc. (United States)	47,055	$4,623,624
Chemicals — 4.7%
Solvay SA (Belgium)	32,850	834,351
Syensqo SA (Belgium)(a)	34,450	3,075,866
		3,910,217
Entertainment — 3.4%
Modern Times Group MTG AB (Sweden) - Class B(a)	389,297	2,803,386
Industrial Conglomerates — 20.7%
Bollore SE (France)	650,827	4,459,646
EXOR NV (Netherlands)	59,368	6,403,664
Lifco AB (Sweden) - Class B(a)	232,085	6,174,665
		17,037,975
Machinery — 4.1%
Esab Corp. (United States)	33,900	3,360,168
Marine — 23.8%
Cadeler AS (Denmark) - ADR(a)	236,279	4,063,999
Cadeler AS (Denmark)(a)	229,697	998,259
Frontline PLC (Norway)(b)	138,700	3,124,911
Genco Shipping & Trading Ltd. (United States)	119,300	2,433,720
Hoegh Autoliners ASA (Norway)	352,004	3,433,442
International Seaways, Inc. (United States)	65,700	3,477,501
Scorpio Tankers, Inc. (Monaco)	33,000	2,215,290
		19,747,122
Media — 8.2%
IAC, Inc. (United States)(a)	41,851	$2,377,137
Vivendi SE (France)	390,738	4,362,461
		6,739,598
Oil & Gas Equipment & Services — 3.5%
Odfjell Drilling Ltd. (Norway)	685,000	2,886,064
Oil, Gas & Consumable Fuels — 8.8%
Calumet Specialty Products Partners LP (United States)(a)	470,439	7,310,623
Real Estate Management — 3.0%
Infrastrutture Wireless Italiane SpA (Italy)(c)	227,000	2,511,073
Technology Hardware, Storage & Peripherals — 2.9%
Kontron AG (Austria)	105,813	2,438,214
TOTAL COMMON STOCKS (Cost $39,497,945)		73,368,064

SHORT-TERM INVESTMENTS — 6.3%
Investments Purchased with Proceeds from Securities Lending — 0.5%
First American Government Obligations Fund - Class X, 5.23%(d)	444,587	444,587

The accompanying notes are an integral part of these financial statements.

4

Evermore Global Value Fund

Schedule of Investments at February 29, 2024 (Unaudited), Continued

	Shares	Value
Money Market Funds — 5.8%
First American Treasury Obligations Fund - Class X, 5.23%(d)	4,814,608	$4,814,608
TOTAL SHORT-TERM INVESTMENTS (Cost $5,259,195)		5,259,195

TOTAL INVESTMENTS — 94.9% (Cost $44,757,140)		78,627,259
Other Assets in Excess of Liabilities — 5.1%		4,216,391
TOTAL NET ASSETS — 100.0%		$82,843,650

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $430,819 which represented 0.5% of net assets.
(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $2,511,073 or 3.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

5

Evermore Global Value Fund

Schedule of Investments at February 29, 2024 (Unaudited), Continued

Schedule of Forward Currency Contracts at February 29, 2024 (Unaudited)

As of February 29, 2024, the Fund had the following forward currency contracts outstanding

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)
03/26/2024	NOK	25,000,000	USD	2,363,651	BNY Mellon Capital Markets LLC	$(8,314)
03/26/2024	USD	24,138,203	EUR	22,222,000	BNY Mellon Capital Markets LLC	94,512
03/26/2024	USD	9,776,784	NOK	102,929,000	BNY Mellon Capital Markets LLC	79,482
03/26/2024	USD	8,379,343	SEK	87,782,000	BNY Mellon Capital Markets LLC	(98,119)
						$67,561

EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of these financial statements.

6

Evermore Global Value Fund

Statement of Assets and Liabilities as of February 29, 2024 (Unaudited)

ASSETS
Investments in securities, at value (cost $44,757,140) (1) (Note 2)	$78,627,259
Foreign currency, at value (cost $92,088)	65,583
Unrealized appreciation on forward foreign currency contracts	173,994
Receivables:
Investments sold	3,576,985
Fund shares sold	40,086
Securities lending income	110
Dividends and interest, net of foreign withholding taxes	783,090
Dividend reclaims	285,868
Prepaid expenses	21,586
Total assets	83,574,561

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	106,433
Payables:
Securities lending collateral(1)	444,587
Investment advisory fees	100,524
Transfer agent fees	28,701
Administration fees	24,410
Custody fees	13,216
Fund shares redeemed	4,186
Distribution fees - Investor Class	1,779
Other accrued fees	7,075
Total liabilities	730,911
NET ASSETS	$82,843,650

COMPONENTS OF NET ASSETS
Paid-in capital	$126,459,950
Total distributable earnings	(43,616,300)
Net assets	$82,843,650
Investor Class:
Net assets	$12,301,391
Shares issued and outstanding (unlimited number of shares authorized without par value)	1,133,718
Net asset value	$10.85
Institutional Class:
Net assets	$70,542,259
Shares issued and outstanding (unlimited number of shares authorized without par value)	6,436,308
Net asset value	$10.96

(1)	The market value of securities out on loan was $430,819 as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

7

Evermore Global Value Fund

Statement of Operations (Unaudited)

Six Months Ended February 29, 2024
INVESTMENT INCOME
Dividends (1)	$1,211,822
Interest	983,341
Securities lending income	19,874
Total investment income	2,215,037

EXPENSES (Note 3)
Advisory fees	455,390
Transfer agent fees	46,211
Administration and accounting fees	44,028
Registration fees	25,720
Custody fees	17,490
Distribution fees - Investor Class	16,579
Shareholder reporting fees	14,636
Audit and tax fees	3,676
Chief Compliance Officer fees	1,193
Trustee fees	1,156
Interest expense	264
Total expenses before reimbursements	626,343
Net expense reimbursement by Adviser	11,485
Net expenses	637,828
Net Investment Income	1,577,209

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, FORWARD FOREIGN CURRENCY CONTRACTS & WRITTEN OPTIONS
Net realized gain (loss) on:
Investments in unaffiliated securities	(8,073,020)
Foreign currency transactions	(12,214)
Forward foreign currency contracts	(131,304)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	9,802,011
Foreign currency transactions	2,068
Forward foreign currency contracts	153,789
Net realized and unrealized gain (loss) on investments, foreign currencies, forward foreign currency contracts & written options	1,741,330
Net increase/(decrease) in net assets resulting from operations	$3,318,539

(1)	Net of $182,571 foreign withholding taxes for the six months ended February 29, 2024.

The accompanying notes are an integral part of these financial statements.

8

Evermore Global Value Fund

Statements of Changes in Net Assets

	Fiscal Period Ended February 29, 2024 (Unaudited)	Fiscal Period Ended August 31, 2023(1)	Fiscal Year Ended December 31, 2022^
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,577,209	$2,561,106	$4,369,491
Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency contracts & written options	(8,216,538)	(5,819,383)	(12,069,254)
Change in unrealized depreciation on investments, foreign currency transactions, forward foreign currency contracts & written options	9,957,868	12,837,194	(45,380,079)
Net increase (decrease) in net assets resulting from operations	3,318,539	9,578,917	(53,079,842)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6)
Investor Class	(287,826)	—	(324,216)
Institutional Class	(1,765,887)	—	(2,263,202)
Total distributable earnings	(2,053,713)	—	(2,587,418)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares – Investor Class	(2,259,916)	(1,773,365)	(1,895,450)
Net decrease in net assets derived from net change in outstanding shares – Institutional Class	(22,306,482)	(6,109,656)	(64,577,199)
Total decrease in net assets from capital share transactions	(24,566,398)	(7,883,021)	(66,472,649)
Total increase/(decrease) in net assets	(23,301,572)	1,695,896	(122,139,909)

NET ASSETS
Beginning of period	106,145,222	104,449,326	226,589,235
End of period	$82,843,650	$106,145,222	$104,449,326

The accompanying notes are an integral part of these financial statements.

9

Evermore Global Value Fund

Statements of Changes in Net Assets Continued

Summary of capital share transactions is as follows:

	Fiscal Period Ended February 29, 2024 (Unaudited)		Fiscal Period Ended August 31, 2023(1)		Fiscal Year Ended December 31, 2022^
Investor Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	39,492	$437,829	107,943	$1,141,258	169,348	$1,892,776
Shares issued in reinvestment of distributions	27,357	281,508	—	—	30,832	313,248
Shares redeemed*	(275,250)	(2,979,253)	(275,251)	(2,914,623)	(375,107)	(4,101,474)
Net decrease	(208,401)	$(2,259,916)	(167,308)	$(1,773,365)	(174,927)	$(1,895,450)

	Fiscal Period Ended February 29, 2024 (Unaudited)		Fiscal Period Ended August 31, 2023(1)		Fiscal Year Ended December 31, 2022^
Institutional Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	183,456	$1,988,507	724,465	$7,755,300	1,664,628	$17,782,419
Shares issued in reinvestment of distributions	145,403	1,509,282	—	—	214,739	2,196,781
Shares redeemed*	(2,367,698)	(25,804,271)	(1,287,898)	(13,864,956)	(7,622,197)	(84,556,399)
Net decrease	(2,038,839)	$(22,306,482)	(563,433)	$(6,109,656)	(5,742,830)	$(64,577,199)

^

Prior to the close of business on December 27, 2022, the Fund was a series (the “Predecessor Fund”) of Evermore Funds Trust, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 27, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 28, 2022 included herein is that of the Predecessor Fund.

*

Prior to December 28, 2022, there was a 2.00% redemption fee to the value of shares redeemed or exchanged within 90 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 28, 2022, the Fund eliminated its redemption fee.

(1)	The Fund changed its fiscal year end to August 31 during the period. The period ended is from January 1, 2023 to August 31, 2023.

The accompanying notes are an integral part of these financial statements.

10

Evermore Global Value Fund

Financial Highlights for a capital share outstanding throughout the period/year

Investor Class

	Fiscal Period Ended February 29, 2024		Fiscal Period Ended August 31,		Year Ended December 31,
	(Unaudited)		2023#		2022^	2021^	2020^	2019^	2018^
Net asset value, beginning of year	$10.72		$9.84		$13.66	$13.24	$14.26	$11.70	$15.08

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)*	0.13		0.22		0.28	0.19	(0.00)[1]	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.24		0.66		(3.89)	0.59	(1.00)	2.83	(3.16)
Total from investment operations	0.37		0.88		(3.61)	0.78	(1.00)	2.92	(3.10)

LESS DISTRIBUTIONS
From net investment income	(0.24)		—		(0.21)	(0.36)	(0.02)	(0.10)	(0.06)
Net realized gains	—		—		—	—	—	(0.26)	(0.22)
Total distributions	(0.24)		—		(0.21)	(0.36)	(0.02)	(0.36)	(0.28)
Paid-in capital from redemption fees(2)	—		—		—	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)
Net asset value, end of year	$10.85		$10.72		$9.84	$13.66	$13.24	$14.26	$11.70
Total investment return(4)	3.53	%(5)	8.94	%(5)	(26.48)%	5.93%	(7.01)%	25.05%	(21.07)%

SUPPLEMENTAL DATA
Net assets, end of year (thousands)	$12,301		$14,392		$14,847	$23,009	$27,956	$61,296	$63,584
Portfolio turnover rate	13	%(5)	14	%(5)	17%	33%	21%	28%	29%

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)
Before expense waivers/reimbursement and recoupments, including interest and dividend expense	1.57	%(6)	1.76	%(6)	1.72%	1.57%	1.55%	1.47%	1.44%
Before expense waivers/reimbursement and recoupments, excluding interest and dividend expense	1.57	%(6)	1.76	%(6)	1.72%	1.57%	1.55%	1.47%	1.44%
After expense waivers/reimbursement and recoupments, including interest and dividend expense	1.60	%(6)	1.60	%(6)	1.60%	1.57%	1.55%	1.47%	1.44%
After expense waivers/reimbursement and recoupments, excluding interest and dividend expense	1.60	%(6)	1.60	%(6)	1.60%	1.57%	1.55%	1.47%	1.44%

The accompanying notes are an integral part of these financial statements.

11

Evermore Global Value Fund

Financial Highlights for a capital share outstanding throughout the period/year, Continued

	Fiscal Period Ended February 29, 2024		Fiscal Period Ended August 31,		Year Ended December 31,
	(Unaudited)		2023#		2022^	2021^	2020^	2019^	2018^
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(2)
Before expense waivers/reimbursement and recoupments, including interest and dividend expense	2.64	%(6)	3.16	%(6)	2.39%	1.35%	(0.04)%	0.69%	0.35%
After expense waivers/reimbursement and recoupments, including interest and dividend expense	2.59	%(6)	3.32	%(6)	2.52%	1.35%	(0.04)%	0.69%	0.35%

Portfolio turnover is calculated for the Fund as a whole.

^

Prior to the close of business on December 27, 2022, the Fund was a series (the “Predecessor Fund”) of Evermore Funds Trust, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 27, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 28, 2022 included herein is that of the Predecessor Fund.

#

Effective March 31, 2023, the Fund’s former investment adviser (the “Predecessor Adviser”), sold substantially all of its business and advisory assets to MFP Investors LLC (“the Sub-Adviser”). In connection with the change of control, F/m Investments, LLC d/b/a North Slope Capital, LLC was appointed as the investment adviser to the Fund. The performance shown for periods prior to March 31, 2023 represents the performance of the Fund or Predecessor Fund, as applicable, under the management of the Predecessor Adviser.

*	Calculated using the average shares outstanding method.
[1]	Amount less than $0.01.
[2]

Prior to December 28, 2022, there was a 2.00% redemption fee to the value of shares redeemed or exchanged within 90 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 28, 2022, the Fund eliminated its redemption fee.

[3]	Does not include expenses of the investment companies in which the Fund invests.
[4]

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

[5]	Not Annualized
[6]	Annualized

The accompanying notes are an integral part of these financial statements.

12

Evermore Global Value Fund

Financial Highlights for a capital share outstanding throughout the period/year, Continued

Institutional Class

	Fiscal Period Ended February 29, 2024		Fiscal Period Ended August 31,		Year Ended December 31,
	(Unaudited)		2023#		2022^	2021^	2020^	2019^	2018^
Net asset value, beginning of year	$10.83		$9.91		$13.77	$13.35	$14.35	$11.77	$15.20

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)*	0.21		0.26		0.33	0.23	0.03	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.16		0.66		(3.95)	0.59	(1.00)	2.86	(3.30)
Total from investment operations	0.37		0.92		(3.62)	0.82	(0.97)	2.98	(3.21)

LESS DISTRIBUTIONS
From net investment income	(0.24)		—		(0.24)	(0.40)	(0.03)	(0.14)	0.00 (1)
Net realized gains	—		—		—	—	—	(0.26)	(0.22)
Total distributions	(0.24)		—		(0.24)	(0.40)	(0.03)	(0.40)	(0.22)
Paid-in capital from redemption fees(2)	—		—		—	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)
Net asset value, end of year	$10.96		$10.83		$9.91	$13.77	$13.35	$14.35	$11.77
Total return(4)	3.58	%(5)	9.28	%(5)	(26.35)%	6.16%	(6.78)%	25.41%	(20.92)%

SUPPLEMENTAL DATA
Net assets, end of year (thousands)	$70,542		$91,753		$89,603	$203,580	$253,364	$533,731	$443,904
Portfolio turnover rate	13	%(5)	14	%(5)	17%	33%	21%	28%	29%

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3)
Before expense waivers/reimbursement and recoupments, including interest and dividend expense	1.33	%(6)	1.51	%(6)	1.47%	1.32%	1.29%	1.22%	1.19%
Before expense waivers/reimbursement and recoupments, excluding interest and dividend expense	1.33	%(6)	1.51	%(6)	1.47%	1.32%	1.29%	1.22%	1.19%
After expense waivers/reimbursement and recoupments, including interest and dividend expense	1.35	%(6)	1.35	%(6)	1.35%	1.32%	1.29%	1.22%	1.19%
After expense waivers/reimbursement and recoupments, excluding interest and dividend expense	1.35	%(6)	1.35	%(6)	1.35%	1.32%	1.29%	1.22%	1.19%

The accompanying notes are an integral part of these financial statements.

13

Evermore Global Value Fund

Financial Highlights for a capital share outstanding throughout the period/year, Continued

	Fiscal Period Ended February 29, 2024		Fiscal Period Ended August 31,		Year Ended December 31,
	(Unaudited)		2023#		2022^	2021^	2020^	2019^	2018^
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS[2]
Before expense waivers/reimbursement and recoupments, including interest and dividend expense	3.59	%(6)	3.42	%(6)	2.71%	1.60%	0.21%	0.91%	0.60%
After expense waivers/reimbursement and recoupments, including interest and dividend expense	3.57	%(6)	3.58	%(6)	2.83%	1.60%	0.21%	0.91%	0.60%

Portfolio turnover is calculated for the Fund as a whole.

^

Prior to the close of business on December 27, 2022, the Fund was a series (the “Predecessor Fund”) of Evermore Funds Trust, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 27, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 28, 2022 included herein is that of the Predecessor Fund.

#

Effective March 31, 2023, the Fund’s former investment adviser (the “Predecessor Adviser”), sold substantially all of its business and advisory assets to MFP Investors LLC (“the Sub-Adviser”). In connection with the change of control, F/m Investments, LLC d/b/a North Slope Capital, LLC was appointed as the investment adviser to the Fund. The performance shown for periods prior to March 31, 2023 represents the performance of the Fund or Predecessor Fund, as applicable, under the management of the Predecessor Adviser.

*	Calculated using the average shares outstanding method.
[1]	Amount less than $0.01.
[2]

Prior to December 28, 2022, there was a 2.00% redemption fee to the value of shares redeemed or exchanged within 90 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 28, 2022, the Fund eliminated its redemption fee.

[3]	Does not include expenses of the investment companies in which the Fund invests.
[4]

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

[5]	Not Annualized
[6]	Annualized

14

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Evermore Global Value Fund (the “Fund”) is a series of The RBB Fund Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 29, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust has seven active investment portfolios, including the Fund. The Fund commenced operations on January 1, 2010 as a separate series (the “Predecessor Fund”) of Evermore Funds Trust, a Massachusetts business trust. Effective as of the close of business on December 27, 2022, the Predecessor Fund was reorganized into a new series of the Trust in a tax-free reorganization (the “Reorganization”). The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on December 21, 2022. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. Evermore Global Advisors, LLC (the “Predecessor Adviser”) served as the investment adviser to the Predecessor Fund until December 27, 2022 and served as the investment adviser to the Fund until March 31, 2023. Effective March 31, 2023, the Predecessor Adviser sold substantially all of its business and advisory assets to MFP Investors LLC (the “Sub-Adviser” or “MFP”). In connection with the change of control of the Predecessor Adviser, F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) was appointed as the investment adviser to the Fund, MFP was appointed as sub-adviser to the Fund, and David Marcus and Thomas O were hired by MFP to be the sole portfolio managers of the Fund. Other than the Adviser replacing the Predecessor Adviser as the Fund’s investment adviser and MFP becoming the sub-adviser to the Fund, the change of control did not result in any significant changes to the day-to-day management or operation of the Fund. At a meeting of the Board of Trustees of the Trust (the “Board”) held on September 13-14, 2023, the Board approved a change in fiscal year end for the Fund from December 31st to August 31st, effective August 31, 2023.

The investment objective of the Fund is to seek capital appreciation by investing in securities from markets around the world, including U.S. markets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund offers Investor Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Investor Class shares have no sales charge. Institutional Class shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, certain financial intermediaries, endowments, foundations and corporations. For Investor Class and Institutional Class shares, the offering and redemption price per share for the Fund is equal to the Fund’s net asset value (“NAV”) per share.

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2023 through February 29, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

A.

Investment Valuation and Fair Value Measurement. The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. All domestic equity securities that are traded on a national securities exchange, except those listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market® are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day. If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and ask prices will be used, except on days when the ask price is more than 10% greater than the bid price. In such instances, the Valuation Designee will price the security based on fair value. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and ask price will be used, except on days when the ask price is more than 10% greater than the bid price. In such instances, the Valuation Designee will price the security based on fair value.

15

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

The Fund invests substantially in securities traded on foreign exchanges (see “Foreign Currency Translation” below). Investments that are primarily traded on foreign exchanges are generally valued in their local currencies as of the close of their primary exchange or market, or if there were no transactions on such day, at the mean between the bid and ask prices, except on days when the ask price is more than 10% greater than the bid price. In such instances, the Valuation Designee will price the security based on fair value. The local prices are converted to U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”). Exchange rates are provided daily by recognized independent pricing agents. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the relevant forward rates provided by an independent pricing service.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less in U.S. markets. As a result, securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issues. Transaction costs, the costs associated with buying and selling securities on non-U.S. securities markets may be higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund’s foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Fund may have greater difficulty taking appropriate legal action with respect to foreign issuers in U.S. courts.

For foreign securities traded on foreign exchanges, the Trust has selected Intercontinental Exchange’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a “trigger level”, which is a pre-determined percentage move in a specified index that must occur before foreign securities will be fair value priced using FVIS prices. The Fund utilizes a “confidence interval” when determining the use of the FVIS prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval, the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. There were no foreign equities fair valued using FVIS as of the end of the current fiscal period.

Securities for which quotations are not readily available are fair valued in accordance with the Fund’s pricing and valuation policy. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation. Fundamental valuation methods may be used to fair value a security held by the Fund, which methods may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event that could have a significant impact on the value of the security. The use of fair value pricing by a fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 —

Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

Level 3 —

Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

16

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of the end of the current fiscal period (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$73,368,064	$—	$—	$73,368,064
Investments Purchased with Proceeds from Securities Lending	444,587	—	—	444,587
Short-Term Investments	4,814,608	—	—	4,814,608

Other Financial Instruments*:
Assets
Forward Foreign Currency Contracts	$—	$173,994	$—	$173,994
Total Assets	$78,627,259	$173,994	$—	$78,801,253

Liabilities
Forward Foreign Currency Contracts	$—	$(106,433)	$—	$(106,433)
Total Liabilities	$—	$(106,433)	$—	$(106,433)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

B.

Option Writing. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium received and the amount paid for the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. As of February 29, 2024, there were no written options held.

C. Financial Derivative Instruments. The Fund may use derivative instruments for risk management purposes and as part of its investment strategies. Generally, derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities or related indices. Derivative instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

17

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

Derivative instruments may be used for “hedging,” which means that they may be used when the Sub-Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Sub-Adviser’s ability to gauge relevant market movements.

During the current fiscal period, the Fund utilized forward foreign currency exchange contracts to hedge its currency exposure through the use of forward foreign currency contracts. During the current fiscal period, these forward foreign currency contracts have contributed positively to Fund performance. The Fund may invest in options to hedge portfolio tail risk. During the current fiscal period, the Fund did not invest in options.

Statement of Assets and Liabilities

The following tables show the fair value of derivative instruments as of the end of the current fiscal period and their location on the Fund’s Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts – Forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$173,994	Unrealized depreciation on forward foreign currency contracts	$106,433
Total		$173,994		$106,433

Statement of Operations

The following table shows the effect of derivative instruments on the Statement of Operations during the current fiscal period:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign Currency Contracts
Foreign Exchange Contracts	$(131,304)
Total	$(131,304)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency Contracts
Foreign Exchange Contracts	$153,789
Total	$153,789

18

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

During the current fiscal period, the Fund’s monthly average volume of derivatives was as follows:

Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
(46,063,158)	45,857,562

D.	Principal Risks from the Investments.

Foreign Securities Risk. Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Fund to the extent that it invests in these securities. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. To the extent that the Fund’s assets are significantly invested in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies. Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities.

Industry and Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular industry or sector, the value of its investments will be affected by factors related to that industry or sector and may fluctuate more widely than that of a fund that invests more broadly across industries or sectors.

●

Communication Services Sector Risk. The Fund’s investments are exposed to issuers conducting business in the communication services sector. The communication services sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The performance of companies operating in the communication services sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Increased sensitivity to short product cycles and aggressive pricing, challenges in bringing products to market and changes in demographics and consumer tastes also can affect the demand for, and success of, communication services products and services in the marketplace.

●

Energy Sector Risk. The Fund may invest to a significant extent in the energy sector of the economy. Companies in the energy industry may be significantly affected by volatile energy prices and supply and demand of energy fuels, conservation efforts, energy exploration and production, government regulation, weather or natural disasters and global events. Energy companies may also operate in, or do business in, countries with less developed regulatory regimes or countries with a history of expropriation, nationalization or other adverse policies. Because of this, the securities of energy companies can be very volatile. Energy companies may also have high levels of debt, making them more likely to restructure their businesses if there are market downturns in the energy sector or in the market as a whole.

●

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the

19

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

●

availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

●

Industrials Sector Risk. The Fund may invest to a significant extent in the industrials sector of the economy. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

●

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.

Currency Exchange Rate Risk. The values of foreign securities issued or traded in foreign currencies may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, and foreign exchange risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund may lose more money than its initial investment in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders. In addition, there is the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Emerging Market Risk. The risks of foreign investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., Securities and Exchange Commission (“SEC”) and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. Political and economic structures in emerging market countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

Family-Controlled Companies Risk. The Fund may invest a significant portion of its assets in the securities of issuers that it deems to be “family-controlled companies.” Corporate governance standards of some family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. In addition, many family-controlled companies utilize a dual class ownership structure where insider shares carry greater voting rights per share than non-insider shares and therefore allow the family to continue to have outsized control even after selling of a significant portion of the company to outsiders.

20

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

United States Investing Risk. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

E.

Offsetting Assets and Liabilities. The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of the end of the current fiscal period, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement, as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities.

Assets

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/ Counterparty	Gross Amounts Presented in Statement of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Securities out on loan U.S. Bank N.A.	$430,819	$—	$430,819	$—	$(430,819)[1]	$—
Forward Foreign Currency Contracts Bank of New York	173,994	—	173,994	(106,433)	—	67,561
	$604,813	$—	$604,813	$(106,433)	$(430,819)[1]	$67,561

[1]	The Fund received cash collateral of $444,587, which was subsequently invested in the First American Government Obligations Fund - Class X as reported in the Schedule of Investments.

21

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

Liabilities

				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/ Counterparty	Gross Amounts Presented in Statement of Assets & Liabilities	Financial Instruments with Allowable Netting	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Forward Foreign Currency Contracts Bank of New York	$106,433	$—	$106,433	$(106,433)	$—	$—
	$106,433	$—	$106,433	$(106,433)	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

F.

Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

G.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

A regulated investment company may elect to treat any portion of its qualified late year losses as arising on the first day of the next taxable year. Qualified late year losses are any ordinary and net capital losses incurred between November 1 and the end of the fiscal year, August 31. For the taxable year ended August 31, 2023, the Fund does not intend to defer any late-year ordinary and capital losses.

As of August 31, 2023, the Fund had Short Term Capital Loss Carryovers of $6,649,411 and Long Term Capital Loss Carryovers of $64,789,573 available for federal income tax purposes. During the tax year ended August 31, 2023, the Fund did not utilize any Short Term Capital Loss Carryover or Long Term Capital Loss Carryover.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal period ended August 31, 2023, the Fund had no reclassifications of net assets.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax

22

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2020 - 2022), or expected to be taken in the Fund’s 2023 tax returns. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The Fund seeks to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statement of Assets and Liabilities under the caption “Dividend Reclaims”.

H.

Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. For federal income tax purposes, the Fund elected capital treatment for all realized and unrealized transactions on forward foreign currency contracts during the current fiscal period.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Fund’s Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Sub-Adviser believes have the financial resources to honor their obligations and by having the Sub-Adviser monitor the financial stability of counterparties. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down by at least the predetermined threshold amount.

I.

Short Sales. The Fund may make short sales of securities, including “short sales against the box.” In a short transaction, a fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales (i) as a form of hedging to offset potential declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility and (iii) for profit.

When the Fund makes a short sale, its broker borrows the security to be sold short and the broker-dealer maintains the proceeds of the short sale while the short position is open. The Fund must keep the proceeds account marked to market and must post additional collateral for its obligation to deliver securities to replace the securities that were borrowed and sold short. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund’s obligation to replace borrowed securities will be secured by collateral deposited with the broker-dealer or the Fund’s custodian bank, which usually consists of U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to segregate similar collateral to the extent, if any (excluding any proceeds of the short sales), necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.

Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when a Fund replaces the borrowed security by buying the security in the securities market, the Fund may pay more for the security than it has received from the purchaser in the short sale. A Fund may, however, profit from a change in the value of the security sold short, if the price decreases. As of February 29, 2024, there were no short sales.

J.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Discounts/premiums on debt securities purchased are accreted/ amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the full value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

23

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

K.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund, which are determined in accordance with income tax regulations, are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

L.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the current fiscal period. Actual results could differ from those estimates.

M. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

N.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

O.

Securities Lending. The Fund is authorized to lend securities it holds to brokers, and other financial organizations. This activity is subject to an agreement where U.S. Bank N.A. acts as the Fund’s agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to these agreements, income earned from the securities lending program is paid to the Fund, net of any fees paid to U.S. Bank N.A. and is recognized as “Securities lending net income” on the Statement of Operations.

Lending of the Fund’s securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Fund may experience losses related to the reinvestment of collateral. To minimize these risks, loans must be continuously secured by collateral consisting of cash or securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, or an irrevocable standby letter of credit or any combination thereof. The collateral and the securities loaned shall be marked to market daily. Upon the origination of any loan, collateral required by U.S. Bank N.A. shall be equal to 100% of the market value (plus accrued interest) of the securities loaned. The collateral must be received concurrently with delivery of the loaned securities and the collateral must be kept in an account appropriately segregated by the custodian from any assets belonging to the Fund. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be out on loan, the Fund or the borrower may request that a security on loan be returned at any time. If the Fund requests that a specific security be returned, and the borrower fails to return such security, the Fund will be able to retain the borrower’s collateral. Assets in the collateral account will be invested by U.S. Bank N.A., as directed by the Sub-Adviser in a short term U.S. government money market instrument that constitutes an “Eligible Security” (as defined in Rule 2a-7 under the 1940 Act). All of the assets that are held by the collateral account will be valued on an amortized cost basis to the extent permitted by applicable Commission or staff releases, rules, letters or orders.

During the current fiscal period, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in the First American Government Obligations Fund - X Class Shares and is presented in the Fund’s Schedule of Investments as “Securities Held as Collateral on Loaned Securities.” The securities lending program restricts investments to several prescribed money market funds along with a collateralized separate account investment option.

P.

Restricted and Illiquid Securities. The Fund will not purchase nor otherwise acquire any investment if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment of which the Fund cannot sell a normal trading unit in the ordinary course of business within seven days at approximately the value at which the Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, some types of commercial paper, and some corporate bonds and notes (commonly known as “Rule 144A Securities”). Securities freely salable among qualified institutional investors under special rules adopted by the SEC, or otherwise determined to be

24

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

liquid, may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund’s liquidity. The Fund may, from time to time, participate in private investment vehicles and/or in equity or debt instruments that do not trade publicly and may never trade publicly. These types of investments carry a number of special risks in addition to the normal risks associated with equity and debt investments. In particular, private investments are likely to be illiquid, and it may be difficult or impossible to sell these investments under many conditions. The Fund may from time to time establish one or more wholly-owned special purpose subsidiaries in order to facilitate the Fund’s investment program which may reduce certain of the costs (e.g. tax consequences) to the Fund.

Q. REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

R.

LIBOR Discontinuation. Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

S.

SEC Rule 18f-4. Effective August 19, 2022, the SEC implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

T.

Subsequent Events. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued, and has determined that there were the following subsequent events:

Termination of Sub-Advisory Agreement: As described in the supplement to the Fund’s Prospectus and Statement of Additional Information dated March 27, 2024 (the “Supplement”), effective as of the close of business on March 29, 2024, the Sub-Advisory Agreement between the Adviser and MFP with respect to the Fund was terminated and MFP ceased serving as a sub-adviser to the Fund.

Plan of Liquidation and Termination: At a Board meeting held on March 25, 2024, following redemptions of Fund shares and based upon the recommendation of the Adviser, the Board approved a Plan of Liquidation and Termination for the Fund (the “Plan”). The Board concluded that it is in the best interest of the Fund and its shareholders that the Fund be closed and liquidated as a series of the

25

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

Trust effective as of the close of business on or about April 30, 2024 (the “Liquidation Date”). Accordingly, the Board approved the Plan, which sets forth the manner in which the Fund will be liquidated. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Effective as of April 1, 2024, in anticipation of the liquidation, the Fund no longer accepts purchases into the Fund. In addition, the Adviser is in the process of transitioning the Fund’s portfolio securities to cash and/or cash equivalents and the Fund is no longer pursuing its stated investment objective. Additional information regarding the Plan and liquidation of the Fund is available in the Supplement.

NOTE 3 – INVESTMENT ADVISORY FEES, SERVICING FEES, AND OTHER FEES AND EXPENSES

The Adviser serves as the investment adviser for the Fund and the Sub-Adviser serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Fund’s Sub-Adviser, pursuant to the terms of an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund compensates the Adviser for its services at the annual rate of 0.99% of the Fund’s average daily net assets, payable on a monthly basis in arrears. Pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Adviser compensates the Sub-Adviser for its services at an annual rate of 0.89% of the Fund’s average daily net assets.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding taxes, interest on borrowings, acquired fund fees and expenses, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to 1.60% of the Fund’s average daily net assets attributable to Investor Class shares and to 1.35% of the Fund’s average daily net assets attributable to Institutional Class shares for the period from March 31, 2023 through December 31, 2025 (the “Expense Limitation Agreement”). The Adviser is permitted to recoup, on a class by class basis, any fees it has waived or deferred or expenses it has borne pursuant to the Expense Limitation Agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Board must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after date on which the fees and expenses were waived or deferred.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser contractually agreed to reduce its fee under the Sub-Advisory Agreement by any amounts paid to the Fund by the Adviser related to applicable voluntary fee waivers, expense reimbursements (including the Expense Limitation Agreement) or other payments related to any voluntary expense cap applicable to the Fund. Accordingly, the Sub-Adviser will be entitled to recoupment from the Adviser of any recoupment received by Advisor from the Fund that Adviser has waived or deferred or expenses it has borne pursuant to the Expense Limitation Agreement related to any period during the term of the Sub-Advisory Agreement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	RECOUPMENTS	NET ADVISORY FEES
$455,390	$(26,951)	$38,437	$466,876

As of the end of the current fiscal period, the Fund had amounts available for recoupment by the Adviser as follows:

EXPIRATION
December 31, 2025	August 31, 2026	August 31, 2027	TOTAL
$—	$29,517	$26,951	$56,468

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bank N.A., serves as the Fund’s administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.

26

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Prior to the Reorganization, Compass Distributors, LLC, an affiliate of Foreside Financial Group, LLC, served as the Fund’s distributor.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Investor Class shares. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution or shareholder servicing fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.

NOTE 4 – TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $13,321,999 and $36,658,816, respectively.

There were no purchases or sales of long-term U.S. government securities for the current fiscal period.

NOTE 6 – FEDERAL INCOME TAX INFORMATION

The tax character of distributions paid by the Fund during the fiscal period ended August 31, 2023, the year ended December 31, 2022 and the year ended December 31, 2021 were as follows:

	Fiscal Period Ended August 31, 2023	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary income*	$—	$2,587,418	$6,425,493
Long-term capital gains**	—	—	—
Total distributions	$—	$2,587,418	$6,425,493

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates this distribution as long-term capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(C).

27

Evermore Global Value Fund

Notes to Financial Statements February 29, 2024, (Unaudited) Continued

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund was as follows:

Cost of investments	$80,455,028
Gross tax unrealized appreciation	35,997,135
Gross tax unrealized depreciation	(8,933,099)
Net tax unrealized appreciation	27,064,036

As of August 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

Undistributed ordinary income	$2,053,713
Undistributed long-term capital gain	—
Capital loss carryforward	(71,438,984)
Other accumulated losses	(43,828)
Unrealized appreciation/(depreciation)	27,035,463
Qualified late-year loss deferral	(2,487,490)
Total distributable earnings	(44,881,126)

Permanent differences as of August 31, 2023, primarily attributable to excise tax paid and investments in partnerships were reclassified among the following accounts:

Distributable earnings	$39,204
Paid-in-capital	$(39,204)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals, passive foreign investment company transactions, unrealized gains (losses) recognition of derivatives, and investments in publicly traded partnerships).

The Fund is permitted to carry forward capital losses incurred for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Fund had unexpiring short-term capital loss carryforwards of $6,649,411 and long-term capital loss carryforwards of $64,789,573. For the fiscal year ended August 31, 2023, the Fund deferred to September 1, 2023, $2,487,490 in qualified late-year losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023.

NOTE 7 — NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

28

Evermore Global Value Fund

Additional Information (Unaudited)

Proxy Voting (Unaudited)

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended August 31 are available without charge, upon request, by calling 866-EVERMORE (866) 383-7667 and on the SEC’s website at http://www.sec.gov.

Information About Householding (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-EVERMORE (866) 383-7667 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

29

Investment Adviser
F/M INVESTMENTS, LLC D/B/A NORTH SLOPE CAPITAL, LLC
3050 K Street NW, Suite W-201
Washington D.C. 20007

Investment Sub-Adviser
MFP INVESTORS LLC
909 Third Avenue
33rd Floor
New York, NY 10022

Administrator and Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O Box 701
Milwaukee, WI 53202

Principal Underwriter
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U S BANK N.A.
Custody Operations
1555 N RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
ERNST & YOUNG LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
FAEGRE DRINKER BIDDLE & REATH LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

	Ticker	Cusip
Evermore Global Value Fund
Investor Class	EVGBX	300397106
Institutional Class	EVGIX	300397122

WWW.EVERMOREGLOBAL.COM

Ever-SAR24

P/E GLOBAL ENHANCED INTERNATIONAL FUND

A Series of

THE RBB FUND TRUST

Institutional Class (TICKER: PEIEX)

Semi-Annual Report

February 29, 2024

(Unaudited)

P/E Global Enhanced International Fund

Performance Data	1
Fund Expense Example	2
Portfolio Holdings Summary Table	4
Portfolio of Investments	6
Financial Statements	7
Notes to Financial Statements	11
Notice to Shareholders	21

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE Period ended February 29, 2024
	Six Months(1)	One Year	Since Inception
P/E Global Enhanced International Fund	12.73%	17.06%	21.03%(2)
MSCI EAFE Index	9.23%	14.41%	17.85%(3)

(1)	Not annualized.

(2)	The Fund’s Institutional Class Shares commenced operations on December 29, 2022.

(3)	Index performance is from inception date of the Fund only and is not the inception date of the index itself.

The performance of P/E Global Enhanced International Fund (the “Fund”) quoted reflects fee waivers in effect and would have been less in their absence. P/E Global LLC (“Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.00% of the Fund’s average daily net assets attributable to Institutional Class Shares. Without the limitation arrangement, the gross expense ratio is 2.69% for Institutional Class Shares as stated in the current prospectus. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Trustees (“Board”) of The RBB Fund Trust. Please see the Financial Highlights for current figures.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of investments will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. Performance data current to the most recent month-end can be obtained by calling 1-855-610-4766.

1

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 29, 2024 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Fund Expense Example (concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual SIX-MONTH Total Investment Return for the Fund
Actual
Institutional Class Shares	$ 1,000.00	$ 1,127.30	$ 5.29	1.00%	12.73%
Hypothetical (5% return before expenses)
Institutional Class Shares	$ 1,000.00	$ 1,019.89	$ 5.02	1.00%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2023 to February 29, 2024, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half-year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

3

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

The following table presents a summary of the portfolio holdings of the Fund:

	% OF NET ASSETS	Value

SHORT-TERM INVESTMENTS: U.S. Treasury Obligations	77.2%	$19,156,357
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures contracts)	22.8	5,667,290
NET ASSETS	100.0%	$24,823,647

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Portfolio Investments for a detailed listing of the Fund’s holdings.

4

P/E GLOBAL ENHANCED INTERNATIONAL FUND

(PORTFOLIO OF INVESTMENTS)

FEBRUARY 29, 2024 (UNAUDITED)

	PAR	Value

SHORT-TERM INVESTMENTS — 77.2%
U.S. Treasury Bills — 77.2%
5.26%, 03/28/2024(a)	7,800,000	$7,769,146
5.23%, 04/25/2024(a)	6,500,000	6,447,559
5.27%, 05/23/2024(a)	5,000,000	4,939,652
TOTAL SHORT-TERM INVESTMENTS (Cost $19,158,382)		19,156,357
TOTAL INVESTMENTS — 77.2% (Cost $19,158,382)		19,156,357

Other Assets in Excess of Liabilities — 22.8%		5,667,290
TOTAL NET ASSETS — 100.0%		$24,823,647

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

The accompanying notes are an integral part of these financial statements.

5

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Portfolio of Investments in Futures Contracts

FEBRUARY 29, 2024 (UNAUDITED)

Futures contracts outstanding as of February 29, 2024 were as follows:

Description	Contracts Purchased	EXPIRATION DATE	NOTIONAL	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

Mexican Peso/US Dollar Cross Currency Rate	2	03/18/2024	$58,490	$1,754
MSCI EAFE Index	215	03/15/2024	24,594,925	1,220,596
South African Rand/US Dollar Cross Currency Rate	2	03/18/2024	52,025	(171)
US Dollar/Norwegian Krone Cross Currency Rate	3	03/18/2024	299,938	939
US Dollar/Swedish Krona Cross Currency Rate	9	03/18/2024	900,425	(3,126)
				$1,219,992

Description	Contracts Sold	EXPIRATION DATE	NOTIONAL	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)

Australian Dollar/US Dollar Cross Currency Rate	(211)	03/18/2024	13,708,670	214,159
British Pound/US Dollar Cross Currency Rate	(58)	03/18/2024	4,572,575	(12,589)
Canadian Dollar/US Dollar Cross Currency Rate	(5)	03/19/2024	368,350	813
Euro/US Dollar Cross Currency Rate	(184)	03/18/2024	24,860,700	53,315
Japanese Yen/US Dollar Cross Currency Rate	(98)	03/18/2024	8,190,350	340,212
New Zealand Dollar/US Dollar Cross Currency Rate	(5)	03/18/2024	304,100	3,286
Swiss Franc/US Dollar Cross Currency Rate	(32)	03/18/2024	4,529,400	64,431
				$663,627
Total Unrealized Appreciation (Depreciation)				$1,883,619

The accompanying notes are an integral part of these financial statements.

6

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)

ASSETS
Investments, at value (cost $19,158,382)	$19,156,357
Deposits with broker for futures contracts	2,480,202
Unrealized apprecation on futures contracts	1,899,505
Cash and cash equivalents	1,272,011
Foreign currency deposits with broker for future contracts (cost $35,007)	35,484
Prepaid expenses and other assets	20,479
Total assets	24,864,038

LIABILITIES
Unrealized deprecation on futures contracts	15,886
Payable for advisory fees	13,092
Payable for audit and tax service fees	9,417
Other accrued expenses and liabilities	1,996
Total liabilities	40,391
Net assets	$24,823,647

NET ASSETS CONSIST OF:
Paid-in capital	$22,226,423
Total distributable earnings/(losses)	2,597,224
Net assets	$24,823,647

Shares issued and outstanding (unlimited number of shares authorized without par value)	2,133,700
Net asset value, offering and redemption price per share	$11.63

The accompanying notes are an integral part of these financial statements.

7

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 29, 2024 (UNAUDITED)

INVESTMENT INCOME
Interest	$435,065
Total investment income	435,065

EXPENSES
Advisory fees (Note 2)	106,531
Offering costs	37,697
Registration and filing fees	29,926
Administration and accounting fees (Note 2)	18,318
Transfer agent fees (Note 2)	11,530
Audit and tax service fees	9,516
Officer fees	1,148
Custodian fees (Note 2)	490
Director fees	163
Legal fees	27
Other expenses	710
Total expenses before waivers and/or reimbursements	216,056
Less: waivers and/or reimbursement (Note 2)	(103,917)
Net expenses after waivers and/or reimbursements	112,139
Net investment income/(loss)	322,926

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	777,811
Foreign currency transactions	3,336
Net change in unrealized appreciation/(depreciation) from:
Investments	369
Futures contracts	1,677,095
Foreign currency translations	1,217
Net realized and unrealized gain/(loss) from investments	2,459,828
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,782,754

The accompanying notes are an integral part of these financial statements.

8

P/E GLOBAL ENHANCED INTERNATIONAL FUND

STATEMENT of Changes in Net Assets

	FOR THE Period ended February 29, 2024 (unaudited)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$322,926	$(90,546)
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	781,147	1,234,140
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency transactions	1,678,681	203,390
Net increase/(decrease) in net assets resulting from operations	2,782,754	1,346,984

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,532,514)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,532,514)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	325,000	20,405,952
Reinvestment of distributions	1,532,514	—
Shares redeemed	(37,000)	(43)
Net increase/(decrease) in net assets from capital share transactions	1,820,514	20,405,909
Total increase/(decrease) in net assets	3,070,754	21,752,893

NET ASSETS:
Beginning of period	21,752,893	—
End of period	$24,823,647	$21,752,893

SHARE TRANSACTIONS:
Shares sold	29,061	1,962,195
Shares reinvested	145,815	—
Shares redeemed	(3,367)	(4)
Net increase/(decrease) in shares outstanding	171,509	1,962,191

(1)	Inception date of the Fund was December 29, 2022.

The accompanying notes are an integral part of these financial statements.

9

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	For the Period Ended February 29, 2024 (Unaudited)		For the Period ended August 31, 2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.09		$10.00
Net investment income/(loss)(2)	0.16		(0.06)
Net realized and unrealized gain/(loss) from investments	1.16		1.15
Net increase/(decrease) in net assets resulting from operations	1.32		1.09
Dividends and distributions to shareholders from:
Net investment income	(0.09)		—
Net realized capital gain	(0.69)		—
Total dividends and distributions to shareholders	(0.78)		—
Net asset value, end of period	$11.63		$11.09
Total investment return/(loss)(3)	12.73	%(4)	10.90	%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$24,824		$21,753
Ratio of expenses to average net assets with waivers and/or reimbursements	1.00	%(5)	1.00	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	1.93	%(5)	2.69	%(5)
Ratio of net investment income/(loss) to average net assets	2.88	%(5)	(0.83	)%(5)
Portfolio turnover rate	0	%(4)	0	%(4)

(1)	Inception date of the Fund was December 29, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

10

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has seven separate investment portfolios, including the P/E Global Enhanced International Fund (the “Fund”), which commenced investment operations on December 29, 2022. The Fund is authorized to offer three classes of shares, Institutional Class, Investor Class, and Class A Shares. Investor Class Shares and Class A Shares have not yet commenced operations as of the end of February 29, 2024, the reporting period.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-month period ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

11

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$19,156,357	$—	$19,156,357	$—
Foreign Currency Contracts
Futures Contracts	678,909	678,909	—	—
Equity Contracts
Futures Contracts	1,220,596	1,220,596	—	—
Total Assets	$21,055,862	$1,899,505	$19,156,357	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign Currency Contracts
Futures Contracts	$(15,886)	$(15,886)	$—	$—
Total Liabilities	$(15,886)	$(15,886)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

12

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. equity market indices and foreign currencies, to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values and location on the Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$1,220,596	$678,909	$1,899,505
Total Value - Assets		$1,220,596	$678,909	$1,899,505
Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$—	$(15,886)	$(15,886)
Total Value - Liabilities		$—	$(15,886)	$(15,886)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(428,413)	$1,206,224	$777,811
Total Realized Gain/(Loss)		$(428,413)	$1,206,224	$777,811

13

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$1,938,950	$(261,855)	$1,677,095
Total Change in Unrealized Appreciation/(Depreciation)		$1,938,950	$(261,855)	$1,677,095

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
$24,182,156	$(51,769,999)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

15

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

U.S. GOVERNMENT SECURITIES — The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

16

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

P/E Global LLC serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2024.

ADVISORY FEE	EXPENSE CAP Institutional Class
0.95%	1.00%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser were as follows:

GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS	NET ADVISORY FEES
$106,531	$(103,917)	$2,614

17

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

EXPIRATION AUGUST 31, 2026	EXPIRATION AUGUST 31, 2027	TOTAL
$183,432	$103,917	$287,349

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the

18

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$14,875,800	$—	$(3,134)	$(3,134)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2023, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Unrealized Appreciation/ (Depreciation)
$484,612	$865,506	$(3,134)

The tax character of dividends and distributions paid during the current fiscal period ended August 31, 2023 was as follows:

Ordinary Income	Long-Term Gains	Total
$—	$—	$—

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal period ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. As of August 31, 2023, the Fund had no tax basis qualified late-year loss deferral or Post-October capital loss.

19

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

6. New Accounting Pronouncements And Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

20

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 610-4766; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

21

INVESTMENT ADVISER

P/E Global LLC
75 State Street, 31st Floor
Boston MA 02109

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53202-0701

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

PE-SAR24

SEMI-ANNUAL REPORT

February 29, 2024

PENN CAPITAL MID CAP CORE FUND

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

Each a series of The RBB Fund Trust

Fund Summary	1
Disclosure of Fund Expenses	5
Fund	Schedule of Investments
Penn Capital Mid Cap Core Fund	7
Penn Capital Opportunistic High Income Fund	10
Penn Capital Short Duration High Income Fund	15
Penn Capital Special Situations Small Cap Equity Fund	19
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to the Financial Statements	30
Additional Information	41

[THIS PAGE INTENTIONALLY LEFT BLANK.]

PENN CAPITAL MID CAP CORE FUND

Fund Summary (UNAUDITED)

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$20,983
$17,806
07/17/2017
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
08/31/2023
Penn Capital Mid Cap Core Fund - Institutional Class Shares
Bloomberg US 2500 Index

This chart assumes a hypothetical initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 29, 2024	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Mid Cap Core Fund
Institutional Class Shares	1.84%	0.63%	-1.56%	5.43%	7.25%
Bloomberg US 2500 Index	9.96%	12.07%	2.00%	8.59%	9.40%(2)

*	Not annualized.

(1)	Inception date is 11/30/15.

(2)	The return shown for the Bloomberg US 2500 Index is from the inception date of the Institutional Class shares.

The Bloomberg US 2500 Index is a float market-cap-weighted benchmark of the lower 2,500 companies in capitalization of the Bloomberg US 3000 Index.

Gross Expense Ratio: 1.79%, Net Expense Ratio: 1.06%, per the most recent Prospectus dated December 31, 2023.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2024.

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

FUND SUMMARY (UNAUDITED)

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,536
$14,508
11/30/2015
02/29/2016
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
08/31/2023
02/29/2024
Penn Capital Opportunistic High Income Fund - Institutional Class Shares
ICE BofA US High Yield Constrained Index

This chart assumes a hypothetical initial gross investment of $10,000 made on November 30, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 29, 2024	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Opportunistic High Income Fund
Institutional Class Shares	5.88%	10.36%	1.59%	3.06%	4.62%
ICE BofA US High Yield Constrained Index	6.15%	10.97%	1.86%	3.97%	5.49%(2)

*	Not annualized.

(1)	Inception date is 11/30/15.

(2)	The return shown for the ICE BofA US High Yield Constrained Index is from the inception date of the Institutional Class shares.

The ICE BofA US High Yield Constrained Index is a market value-weighted index designed to measure the performance of the US high yield bond market but caps issuer exposure at 2%.

Gross Expense Ratio: 1.52%, Net Expense Ratio: 0.74%, per the most recent Prospectus dated December 31, 2023.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2024.

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

FUND SUMMARY (UNAUDITED)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,072
$12,856
$12,107
07/17/2017
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
08/31/2023
02/29/2024
Penn Capital Short Duration High Income Fund - Institutional Class Shares
ICE BofA 1-3 Year BB US Cash Pay High Yield Index
ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index

This chart assumes a hypothetical initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 29, 2024	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Short Duration High Income Fund
Institutional Class Shares	4.30%	7.75%	3.29%	3.10%	2.93%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index	4.41%	7.86%	3.00%	4.03%	3.87%(2)
ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index	4.77%	8.89%	3.93%	4.08%	4.13%(3)

*	Not annualized.

(1)	Inception date is 7/17/17.

(2)	The return shown for the ICE BofA 1-3 Year BB US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.

(3)

The return shown for the ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares. The ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Years Imdex is comprised of bonds within the ICE BofA High Yield Index whose ratings are at or between B1 through BB3, with maturities between 1 and 3 years.

The ICE BofA 1-3 Year BB US Cash Pay High Yield Index is a subset of the ICE Bank of America US Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The ICE BofA US High Yield Cash Pay BB-B Rated 1-3 Year Index is comprised of bonds within the ICE BofA High Yield Index whose ratings are at or between B1 through BB3, with maturities between 1 and 3 years.

Gross Expense Ratio: 1.25%, Net Expense Ratio: 0.57%, per the most recent Prospectus dated December 31, 2023.

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2024.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

FUND SUMMARY (UNAUDITED)

$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,497
$21,055
07/17/2017
08/31/2017
02/28/2018
08/31/2018
02/28/2019
08/31/2019
02/29/2020
08/31/2020
02/28/2021
08/31/2021
02/28/2022
08/31/2022
02/28/2023
08/31/2023
Penn Capital Special Situations Small Cap Equity Fund - Institutional Class Shares
Russell 2000® Index

This chart assumes a hypothetical initial gross investment of $10,000 made on December 17, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than that shown. To obtain performance current to the most recent month-end please call 844-302 PENN (7366) or visit www.penncapitalfunds.com. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Periods Ended February 29, 2024	Six Months*	One Year	Three Years	Five Years	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	2.70%	-0.56%	1.27%	10.30%	10.98%
Bloomberg US 2000 Index	8.68%	8.45%	-0.26%	7.71%	9.50%(2)

*	Not annualized.

(1)	Inception date is 12/17/15.

(2)	The return shown for the Bloomberg US 2000 Index is from the inception date of the Institutional Class shares.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2,000 companies in capitalization of the Bloomberg US 3000 Index.

Gross Expense Ratio: 1.73%, Net Expense Ratio: 1.09%, per the most recent Prospectus dated December 31, 2023.j6

The Advisor has contractually agreed to waive management fees and/or pay certain Fund expenses through at least December 31, 2024.

THE RBB FUND TRUST

Disclosure of Fund Expenses (Unaudited)

FOR THE PERIOD FROM SEPTEMBER 1, 2023 TO February 29, 2024

Cost in Dollars of a $1,000 Investment

The examples below are intended to describe the fees and expenses borne by shareholders during the six-month period from September 1, 2023 to February 29, 2024, and the impact of those costs on your investment.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from September 1, 2023 to February 29, 2024.

These examples illustrate your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the accompanying table provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in a Fund with the ongoing costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period(2)	Annualized Expense Ratio(3)	Actual Six-Month Total Investment Returns for the Funds
Penn Capital Mid Cap Core Fund(1)
Actual	$1,000.00	$1,018.40	$5.32	1.06%	1.84%
Hypothetical (5% return before expenses)	1,000.00	1,019.59	5.32	1.06%	N/A
Penn Capital Opportunistic High Income Fund(1)
Actual	$1,000.00	$1,058.80	$3.69	0.72%	5.88%
Hypothetical (5% return before expenses)	1,000.00	1,021.28	3.62	0.72%	N/A
Penn Capital Short Duration High Income Fund(1)
Actual	$1,000.00	$1,043.00	$2.74	0.54%	4.30%
Hypothetical (5% return before expenses)	1,000.00	1,022.18	2.72	0.54%	N/A
Penn Capital Special Situations Small Cap Equity Fund(1)
Actual	$1,000.00	$1,027.00	$5.49	1.09%	2.70%
Hypothetical (5% return before expenses)	1,000.00	1,019.44	5.47	1.09%	N/A

(1)	Information is for Institutional Class shares.

(2)

Expenses are equal to each Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses, if any, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

(3)	Ratios reflect expenses waived by the Funds’ investment adviser. Without these waivers, each Fund’s expenses would have been higher and the ending account values would have been lower.

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 1.7%
Leonardo DRS, Inc.(a)	2,185	$49,621
Textron, Inc.	952	84,795
		134,416
Air Freight & Logistics — 1.4%
GXO Logistics, Inc.(a)	2,126	110,042

Banks — 6.7%
Pinnacle Financial Partners, Inc.	1,520	125,734
Popular, Inc.	2,124	177,736
South State Corp.	1,327	111,521
Texas Capital Bancshares, Inc.(a)	1,818	106,626
		521,617
Biotechnology — 1.9%
ACADIA Pharmaceuticals, Inc.(a)	2,109	49,013
Halozyme Therapeutics, Inc.(a)	2,459	97,893
		146,906
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	636	99,413
BGC Group, Inc. - Class A	14,378	99,927
Lazard, Inc.	1,702	65,595
		264,935
Construction & Engineering — 1.1%
MasTec, Inc.(a)	1,087	82,025

Construction Materials — 1.9%
Knife River Corp.(a)	1,958	145,068

Consumer Finance — 1.0%
OneMain Holdings, Inc.	1,671	78,921

Consumer Staples Distribution & Retail — 1.3%
Performance Food Group Co.(a)	1,345	103,256

Containers & Packaging — 1.4%
O-I Glass, Inc.(a)	6,237	105,530

Electrical Equipment — 1.3%
Generac Holdings, Inc.(a)	924	103,959

	Shares	Value
Energy Equipment & Services — 5.3%
Patterson-UTI Energy, Inc.	7,124	$82,425
Transocean Ltd.(a)	19,813	92,923
Weatherford International PLC(a)	2,320	238,055
		413,403
Financial Services — 1.4%
Shift4 Payments, Inc. - Class A(a)	1,272	104,584

Ground Transportation — 3.0%
ArcBest Corp.	858	122,574
RXO, Inc.(a)	5,179	111,452
		234,026
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc.(a)	9,845	132,218

Health Care Providers & Services — 4.1%
Progyny, Inc.(a)	3,215	117,412
Surgery Partners, Inc.(a)	2,248	69,755
Tenet Healthcare Corp.(a)	1,383	128,619
		315,786
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	944	111,845

Hotels, Restaurants & Leisure — 10.7%
Caesars Entertainment, Inc.(a)	3,223	140,104
Golden Entertainment, Inc.	4,307	159,618
MGM Resorts International(a)	3,180	137,630
Norwegian Cruise Line Holdings Ltd.(a)	7,189	139,395
Planet Fitness, Inc. - Class A(a)	1,559	96,736
United Parks & Resorts, Inc.(a)	3,035	155,847
		829,330
Household Durables — 1.2%
Taylor Morrison Home Corp.(a)	1,698	96,124

Insurance — 0.7%
Hamilton Insurance Group Ltd. - Class B(a)	3,812	51,500

Life Sciences Tools & Services — 1.2%
Fortrea Holdings, Inc.(a)	2,423	90,959

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Shares	Value
Machinery — 3.1%
Chart Industries, Inc.(a)	830	$118,574
Hillman Solutions Corp.(a)	12,571	122,441
		241,015
Media — 4.5%
Gray Television, Inc.	13,261	77,444
Nexstar Media Group, Inc. - Class A	1,097	182,289
Stagwell, Inc.(a)	16,069	85,808
		345,541
Metals & Mining — 3.2%
Carpenter Technology Corp.	2,124	137,317
Commercial Metals Co.	2,096	113,184
		250,501
Oil, Gas & Consumable Fuels — 4.7%
Chesapeake Energy Corp.	1,494	123,673
Diamondback Energy, Inc.	319	58,224
Northern Oil & Gas, Inc.	3,259	116,444
Scorpio Tankers, Inc.	1,005	67,466
		365,807
Pharmaceuticals — 3.6%
Avadel Pharmaceuticals PLC - ADR(a)	5,146	65,766
Collegium Pharmaceutical, Inc.(a)	2,564	94,124
Elanco Animal Health, Inc.(a)	7,568	120,256
		280,146
Real Estate Management & Development — 1.6%
Newmark Group, Inc. - Class A	11,773	127,031

Retail REITs — 0.4%
Agree Realty Corp.	622	34,179

Semiconductors & Semiconductor Equipment — 7.3%
Allegro MicroSystems, Inc.(a)	4,309	135,690
Kulicke & Soffa Industries, Inc.	2,293	109,193
Rambus, Inc.(a)	1,909	113,089
Semtech Corp.(a)	4,864	103,117
Teradyne, Inc.	1,001	103,694
		564,783
Software — 4.2%
Five9, Inc.(a)	1,360	82,960
PTC, Inc.(a)	624	114,198
RingCentral, Inc. - Class A(a)	3,824	127,798
		324,956

	Shares	Value
Specialized REITs — 1.0%
Gaming & Leisure Properties, Inc.	1,632	$74,223

Specialty Retail — 3.2%
Five Below, Inc.(a)	620	124,422
Floor & Decor Holdings, Inc. - Class A(a)	1,009	122,210
		246,632
Technology Hardware, Storage & Peripherals — 1.9%
Western Digital Corp.(a)	2,431	144,572

Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc.(a)	924	112,959

Trading Companies & Distributors — 4.6%
DNOW, Inc.(a)	6,955	98,413
FTAI Aviation Ltd.	1,828	102,898
H&E Equipment Services, Inc.	2,705	152,806
		354,117
TOTAL COMMON STOCKS (Cost $6,612,323)		7,642,912

TOTAL INVESTMENTS — 98.6% (Cost $6,612,323)		7,642,912
Money Market Deposit Account — 1.6%(b)		127,601
Liabilities in Excess of Other Assets — (0.2)%		(19,595)
TOTAL NET ASSETS — 100.0%		$7,750,918

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 3.27%.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Allocation of Portfolio Holdings by Country as of February 29, 2024
		(% of Net Assets)
United States	$6,933,196	89.5%
Ireland	303,821	3.9
Puerto Rico	177,736	2.3
Singapore	109,193	1.4
Monaco	67,466	0.9
Bermuda	51,500	0.7
Other Assets in Excess of Other Assets	108,006	1.3
	$7,750,918	100.0%

Sector Classification February 29, 2024
		(% of Net Assets)
Consumer Discretionary	$1,285,045	16.6%
Industrials	1,259,600	16.2
Information Technology	1,034,311	13.3
Financials	1,021,557	13.2
Health Care	966,015	12.5
Energy	779,210	10.0
Materials	501,099	6.5
Real Estate	347,278	4.5
Communication Services	345,541	4.5
Consumer Staples	103,256	1.3
Other Assets in Excess of Other Assets	108,006	1.4
	$7,750,918	100.0%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Opportunistic High Income Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS — 97.7%
Advertising & Marketing — 1.0%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	375,000	$334,800

Aerospace & Defense — 2.3%
Bombardier, Inc.
7.13%, 06/15/2026 (a)	230,000	231,926
8.75%, 11/15/2030 (a)	95,000	99,513
TransDigm, Inc., 6.88%, 12/15/2030 (a)	160,000	161,906
Triumph Group, Inc.
7.75%, 08/15/2025	115,000	114,759
9.00%, 03/15/2028 (a)	160,000	167,253
		775,357
Airlines — 2.9%
American Airlines, Inc.
7.25%, 02/15/2028 (a)	300,000	302,497
8.50%, 05/15/2029 (a)	75,000	78,844
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 09/20/2025 (a)	470,000	339,932
VistaJet Malta Finance PLC
7.88%, 05/01/2027 (a)	85,000	71,956
9.50%, 06/01/2028 (a)	135,000	113,738
6.38%, 02/01/2030 (a)	70,000	51,100
		958,067
Apparel & Textile Products — 1.1%
Crocs, Inc., 4.25%, 03/15/2029 (a)	400,000	359,004

Auto Parts Manufacturing — 1.2%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	135,000	130,451
Goodyear Tire & Rubber Co.
7.00%, 03/15/2028	55,000	55,596
5.00%, 07/15/2029	100,000	92,044
5.25%, 07/15/2031	120,000	108,298
		386,389
Banks — 3.1%
Fifth Third Bancorp, 8.25%, 03/01/2038	235,000	277,860
Huntington Bancshares, Inc./OH, 4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	240,000	230,497
KeyCorp, 4.10%, 04/30/2028	295,000	276,273

	Par	Value
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	306,000	$261,465
		1,046,095
Cable & Satellite — 4.5%
CCO Holdings LLC
4.50%, 08/15/2030 (a)	385,000	319,365
7.38%, 03/01/2031 (a)	30,000	29,068
CSC Holdings LLC
11.25%, 05/15/2028 (a)	255,000	263,101
11.75%, 01/31/2029 (a)	240,000	250,877
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (a)	355,000	335,074
DISH DBS Corp., 7.75%, 07/01/2026	115,000	73,313
DISH Network Corp., 11.75%, 11/15/2027 (a)	235,000	245,006
		1,515,804
Casinos & Gaming — 2.9%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	325,000	332,949
Scientific Games Holdings LP, 6.63%, 03/01/2030 (a)	265,000	248,438
Station Casinos LLC, 4.63%, 12/01/2031 (a)	215,000	191,152
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 02/15/2031 (a)	200,000	206,537
		979,076
Chemicals — 1.8%
Avient Corp., 7.13%, 08/01/2030 (a)	320,000	327,011
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	255,000	263,841
		590,852
Commercial Finance — 1.0%
Fortress Transportation and Infrastructure Investors LLC
9.75%, 08/01/2027 (a)	130,000	134,751
5.50%, 05/01/2028 (a)	115,000	110,108
7.88%, 12/01/2030 (a)	95,000	99,608
		344,467
Construction Materials Manufacturing — 0.8%
Knife River Corp., 7.75%, 05/01/2031 (a)	245,000	253,730

Consumer Finance — 2.6%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	240,000	245,460

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Navient Corp.
6.75%, 06/25/2025	115,000	$115,684
4.88%, 03/15/2028	240,000	219,079
OneMain Finance Corp., 6.63%, 01/15/2028	290,000	288,353
		868,576
Consumer Products — 0.9%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030 (a)	110,000	111,788
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	205,000	203,280
		315,068
Containers & Packaging — 1.1%
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	210,000	212,833
Pactiv Evergreen Group Issuer LLC, 4.38%, 10/15/2028 (a)	175,000	162,191
		375,024
Department Stores — 1.5%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029 (a)	340,000	327,444
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (a)	175,000	171,647
		499,091
Entertainment Content — 0.7%
AMC Networks, Inc., 4.25%, 02/15/2029	355,000	229,756

Entertainment Resources — 2.1%
Life Time, Inc., 8.00%, 04/15/2026 (a)	140,000	141,281
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (a)	60,000	60,148
5.25%, 08/15/2029 (a)	215,000	200,489
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	305,000	306,906
		708,824
Exploration & Production — 6.2%
Antero Resources Corp., 7.63%, 02/01/2029 (a)	375,000	386,227
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	250,000	267,520
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	365,000	336,690
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	280,000	277,950

	Par	Value
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	305,000	$308,852
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	220,000	226,878
SM Energy Co.
6.75%, 09/15/2026	105,000	104,413
6.50%, 07/15/2028	40,000	40,050
Talos Energy Ventures GOM LLC / Talos Finance Corp., 11.75%, 04/15/2026 (a)	124,000	128,402
		2,076,982
Financial Services — 1.1%
PRA Group, Inc.
8.38%, 02/01/2028 (a)	100,000	97,750
5.00%, 10/01/2029 (a)	305,000	255,407
		353,157
Food & Beverage — 1.6%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	215,000	219,390
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	135,000	130,950
HLF Financing Sarl LLC, 4.88%, 06/01/2029 (a)	115,000	82,255
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	106,000	92,883
		525,478
Forest & Paper Products Manufacturing — 0.8%
Mercer International, Inc.
12.88%, 10/01/2028 (a)	65,000	69,706
5.13%, 02/01/2029	230,000	198,149
		267,855
Hardware — 1.6%
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	275,000	290,894
Seagate HDD Cayman, 8.50%, 07/15/2031 (a)	210,000	227,056
		517,950
Health Care Facilities & Services — 10.4%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	375,000	342,885
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)	310,000	266,600
10.88%, 01/15/2032 (a)	170,000	173,111
DaVita, Inc., 4.63%, 06/01/2030 (a)	440,000	387,045

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Encompass Health Corp., 4.75%, 02/01/2030	230,000	$213,366
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	350,000	357,875
Modivcare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	175,000	129,063
Modivcare, Inc., 5.88%, 11/15/2025 (a)	135,000	131,815
Option Care Health, Inc., 4.38%, 10/31/2029 (a)	215,000	196,338
Owens & Minor, Inc., 6.63%, 04/01/2030 (a)	410,000	396,176
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (a)	380,000	341,535
Star Parent, Inc., 9.00%, 10/01/2030 (a)	255,000	269,119
Tenet Healthcare Corp.
6.13%, 10/01/2028	95,000	93,931
4.38%, 01/15/2030	125,000	114,487
6.13%, 06/15/2030	45,000	44,566
		3,457,912
Home & Office Products Manufacturing — 1.0%
Tempur Sealy International, Inc., 4.00%, 04/15/2029 (a)	375,000	336,129

Homebuilders — 0.8%
Ashton Woods USA LLC
4.63%, 08/01/2029 (a)	115,000	104,419
4.63%, 04/01/2030 (a)	175,000	157,319
		261,738
Industrial Other — 1.8%
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)	315,000	284,237
Pike Corp.
5.50%, 09/01/2028 (a)	195,000	184,970
8.63%, 01/31/2031 (a)	130,000	137,287
		606,494
Internet Media — 1.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (a)	190,000	169,171
Match Group Holdings II LLC, 5.63%, 02/15/2029 (a)	145,000	139,200
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	185,000	165,908
		474,279
Machinery Manufacturing — 1.1%
Titan International, Inc., 7.00%, 04/30/2028	365,000	362,422

	Par	Value
Medical Equipment & Devices Manufacturing — 0.9%
Medline Borrower LP, 3.88%, 04/01/2029 (a)	325,000	$291,406

Metals & Mining — 1.8%
Carpenter Technology Corp., 7.63%, 03/15/2030	290,000	299,509
Commercial Metals Co., 4.13%, 01/15/2030	240,000	219,548
Kaiser Aluminum Corp., 4.63%, 03/01/2028 (a)	85,000	78,373
		597,430
Oil & Gas Services & Equipment — 4.7%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	310,000	317,446
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	210,000	221,926
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	242,000	241,816
Transocean, Inc.
11.50%, 01/30/2027 (a)	135,000	140,400
8.75%, 02/15/2030 (a)	81,000	83,173
7.50%, 04/15/2031	105,000	89,602
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	245,000	243,741
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	215,000	222,901
		1,561,005
Pipeline — 5.4%
DT Midstream, Inc., 4.38%, 06/15/2031 (a)	190,000	171,054
EnLink Midstream LLC, 6.50%, 09/01/2030 (a)	190,000	194,763
EnLink Midstream Partners LP, 5.05%, 04/01/2045	425,000	361,475
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	145,000	148,350
6.50%, 07/15/2048	90,000	91,353
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	265,000	267,141
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	210,000	208,916
6.50%, 09/30/2026 (a)	70,000	67,588
Venture Global LNG, Inc., 8.38%, 06/01/2031 (a)	300,000	303,438
		1,814,078

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Power Generation — 1.8%
Calpine Corp., 5.00%, 02/01/2031 (a)	290,000	$259,185
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	200,000	200,000
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	160,000	155,912
		615,097
Publishing & Broadcasting — 4.9%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028 (a)	165,000	172,095
7.50%, 06/01/2029 (a)	110,000	91,025
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026 (a)	151,000	93,455
Gray Television, Inc.
7.00%, 05/15/2027 (a)	290,000	262,073
4.75%, 10/15/2030 (a)	175,000	112,760
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	265,000	251,135
Scripps Escrow II, Inc., 5.38%, 01/15/2031 (a)	155,000	88,394
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	270,000	219,167
Sinclair Television Group, Inc., 4.13%, 12/01/2030 (a)	495,000	361,722
		1,651,826
Real Estate — 1.8%
Newmark Group, Inc., 7.50%, 01/12/2029 (a)	305,000	310,130
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	215,000	220,198
Service Properties Trust, 7.50%, 09/15/2025	60,000	60,787
		591,115
Restaurants — 1.8%
Papa John’s International, Inc., 3.88%, 09/15/2029 (a)	415,000	367,793
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (a)	210,000	223,695
		591,488
Retail - Consumer Discretionary — 3.7%
Bath & Body Works, Inc.
9.38%, 07/01/2025 (a)	18,000	18,759
5.25%, 02/01/2028	65,000	63,109
6.63%, 10/01/2030 (a)	160,000	160,879
Builders FirstSource, Inc., 6.38%, 06/15/2032 (a)	145,000	144,977

	Par	Value
Foot Locker, Inc., 4.00%, 10/01/2029 (a)	320,000	$270,796
SRS Distribution, Inc.
4.63%, 07/01/2028 (a)	175,000	163,219
6.00%, 12/01/2029 (a)	185,000	172,236
White Cap Buyer LLC, 6.88%, 10/15/2028 (a)	100,000	97,505
White Cap Parent LLC, 8.25% (9.00% PIK), 03/15/2026 (a)	150,000	148,570
		1,240,050
Retail - Consumer Staples — 0.5%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	160,000	160,470

Software & Services — 1.5%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	185,000	185,951
RingCentral, Inc., 8.50%, 08/15/2030 (a)	320,000	330,844
		516,795
Supermarkets & Pharmacies — 0.4%
SEG Holding LLC, 5.63%, 10/15/2028 (a)	145,000	148,448

Tobacco — 0.6%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (a)	215,000	210,734

Transportation & Logistics — 1.6%
GN Bondco LLC, 9.50%, 10/15/2031 (a)	220,000	217,800
RXO, Inc., 7.50%, 11/15/2027 (a)	95,000	98,087
XPO CNW, Inc., 6.70%, 05/01/2034	200,000	206,935
		522,822
Travel & Lodging — 3.8%
Hilton Grand Vacations LLC
5.00%, 06/01/2029 (a)	195,000	180,666
4.88%, 07/01/2031 (a)	110,000	97,033
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	210,000	221,550
NCL Corp. Ltd.
5.88%, 03/15/2026 (a)	260,000	253,955
8.38%, 02/01/2028 (a)	140,000	146,967
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (a)	195,000	191,255
7.25%, 01/15/2030 (a)	160,000	166,348
		1,257,774

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL OPPORTUNISTIC HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Utilities — 1.0%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	315,000	$332,338

Wireline Telecommunications Services — 2.2%
Cogent Communications Group, Inc., 7.00%, 06/15/2027 (a)	133,000	132,816
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (a)	290,000	268,381
6.00%, 01/15/2030 (a)	240,000	205,199
Qwest Corp., 7.25%, 09/15/2025	145,000	140,283
		746,679
TOTAL CORPORATE BONDS (Cost $32,621,654)		32,629,931

TOTAL INVESTMENTS — 97.7% (Cost $32,621,654)		32,629,931
Money Market Deposit Account — 1.3%(b)		420,065
Other Assets in Excess of Liabilities — 1.0%		345,913
TOTAL NET ASSETS — 100.0%		$33,395,909

Percentages are stated as a percent of net assets.

PIK – Payment In Kind

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to “qualified institutional buyers.” As of February 29, 2024, the value of these securities total $27,208,777 or 81.5% of the Fund’s net assets.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 3.27%.

Allocation of Portfolio Holdings by Country as of February 29, 2024
		(% of Net Assets)
United States	$29,979,174	89.8%
Cayman Islands	1,197,609	3.5
Bermuda	623,823	1.9
Liberia	357,603	1.1
Canada	331,439	1.0
Germany	140,283	0.4
Other Assets in Excess of Liabilities	765,978	2.3
	$33,395,909	100.0%

Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Short Duration High Income Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS — 97.1%
Aerospace & Defense — 4.0%
Bombardier, Inc., 7.13%, 06/15/2026 (a)	235,000	$236,968
Moog, Inc., 4.25%, 12/15/2027 (a)	310,000	290,114
TransDigm, Inc., 6.38%, 03/01/2029 (a)	100,000	100,452
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	125,000	130,667
		758,201
Airlines — 3.1%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	405,000	408,371
VistaJet Malta Finance PLC, 7.88%, 05/01/2027 (a)	210,000	177,774
		586,145
Apparel & Textile Products — 0.6%
Michael Kors USA, Inc., 4.25%, 11/01/2024 (a)	110,000	107,938

Auto Parts Manufacturing — 1.1%
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	205,000	207,050

Banks — 1.9%
Huntington Bancshares, Inc./OH, 2.63%, 08/06/2024	175,000	172,779
Popular, Inc., 7.25%, 03/13/2028	185,000	187,577
		360,356
Cable & Satellite — 3.2%
CCO Holdings LLC, 5.13%, 05/01/2027 (a)	477,000	450,843
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (a)	165,000	155,739
		606,582
Casinos & Gaming — 1.5%
Las Vegas Sands Corp., 3.20%, 08/08/2024	280,000	276,518

Chemicals — 3.3%
Avient Corp., 5.75%, 05/15/2025 (a)	195,000	193,860
Methanex Corp., 4.25%, 12/01/2024	205,000	202,158
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	35,000	34,180
Olin Corp., 5.13%, 09/15/2027	205,000	198,809
		629,007
Commercial Finance — 1.3%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025 (a)	92,000	92,045
9.75%, 08/01/2027 (a)	140,000	145,117
		237,162
Consumer Finance — 6.0%
Enact Holdings, Inc., 6.50%, 08/15/2025 (a)	100,000	100,004
Navient Corp., 6.75%, 06/25/2025	280,000	281,664
OneMain Finance Corp.
7.13%, 03/15/2026	365,000	370,928
6.63%, 01/15/2028	235,000	233,666
Starwood Property Trust, Inc., 3.75%, 12/31/2024 (a)	155,000	151,898
		1,138,160
Consumer Services — 1.3%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	155,000	159,650
Prime Security Services Borrower LLC, 5.25%, 04/15/2024 (a)	92,000	91,801
		251,451
Containers & Packaging — 2.5%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	378,000	397,966
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	75,000	74,834
		472,800
Department Stores — 0.4%
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (a)	70,000	68,659

Electrical Equipment Manufacturing — 1.1%
WESCO Distribution, Inc., 7.13%, 06/15/2025 (a)	198,000	199,183

Entertainment Content — 1.0%
AMC Networks, Inc., 4.75%, 08/01/2025	70,000	66,758
TEGNA, Inc., 4.63%, 03/15/2028	135,000	121,203
		187,961
Entertainment Resources — 2.9%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (a)	110,000	109,087
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025 (a)	270,000	270,666

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Vail Resorts, Inc., 6.25%, 05/15/2025 (a)	175,000	$175,632
		555,385
Exploration & Production — 8.3%
Chesapeake Energy Corp., 5.50%, 02/01/2026 (a)	140,000	138,775
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	130,000	125,963
8.38%, 07/01/2028 (a)	120,000	125,571
Gulfport Energy Corp., 8.00%, 05/17/2026 (a)	130,000	132,296
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	130,000	129,048
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	325,000	329,105
Permian Resources Operating LLC
7.75%, 02/15/2026 (a)	120,000	121,434
8.00%, 04/15/2027 (a)	225,000	232,034
SM Energy Co., 6.75%, 09/15/2026	150,000	149,162
Talos Energy Ventures GOM LLC / Talos Finance Corp., 11.75%, 04/15/2026 (a)	76,000	78,698
		1,562,086
Financial Services — 1.4%
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	180,000	177,795
PRA Group, Inc., 8.38%, 02/01/2028 (a)	85,000	83,088
		260,883
Food & Beverage — 1.1%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	216,000	209,520

Forest & Paper Products Manufacturing — 1.5%
Mercer International, Inc.
5.50%, 01/15/2026	235,000	226,780
5.13%, 02/01/2029	60,000	51,691
		278,471
Hardware — 0.3%
Xerox Corp., 3.80%, 05/15/2024	50,000	49,375

Health Care Facilities & Services — 5.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	265,000	256,173
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	145,000	132,582
Modivcare, Inc., 5.88%, 11/15/2025 (a)	85,000	82,994

	Par	Value
Owens & Minor, Inc., 4.38%, 12/15/2024	505,000	$495,473
		967,222
Homebuilders — 1.2%
Meritage Homes Corp., 6.00%, 06/01/2025	117,000	116,798
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/2024	100,000	99,939
		216,737
Industrial Other — 0.7%
Pike Corp., 5.50%, 09/01/2028 (a)	140,000	132,799

Internet Media — 2.0%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	295,000	281,377
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	100,000	100,119
		381,496
Machinery Manufacturing — 1.9%
Hillenbrand, Inc., 5.75%, 06/15/2025	100,000	99,256
Titan International, Inc., 7.00%, 04/30/2028	260,000	258,163
		357,419
Metals & Mining — 0.8%
Carpenter Technology Corp., 6.38%, 07/15/2028	110,000	109,521
Kaiser Aluminum Corp., 4.63%, 03/01/2028 (a)	51,000	47,024
		156,545
Oil & Gas Services & Equipment — 3.9%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	135,000	134,897
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	147,000	146,230
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)	130,000	132,438
Transocean, Inc., 11.50%, 01/30/2027 (a)	120,000	124,800
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	190,000	189,024
		727,389
Pipeline — 6.4%
Blue Racer Midstream LLC, 7.63%, 12/15/2025 (a)	100,000	100,877
EQM Midstream Partners LP
4.00%, 08/01/2024	281,000	278,922
6.38%, 04/01/2029 (a)	110,000	110,316
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	335,000	337,706

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	190,000	$183,452
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	200,000	203,181
		1,214,454
Power Generation — 3.6%
Calpine Corp.
5.25%, 06/01/2026 (a)	125,000	123,149
5.13%, 03/15/2028 (a)	265,000	251,920
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	309,000	304,265
		679,334
Property & Casualty Insurance — 0.8%
NMI Holdings, Inc., 7.38%, 06/01/2025 (a)	145,000	146,175

Publishing & Broadcasting — 2.6%
Gray Television, Inc., 7.00%, 05/15/2027 (a)	265,000	239,481
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	265,000	251,135
		490,616
Real Estate — 4.6%
Newmark Group, Inc., 7.50%, 01/12/2029 (a)	175,000	177,943
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 06/01/2025 (a)	102,000	102,327
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	180,000	184,352
Service Properties Trust, 7.50%, 09/15/2025	100,000	101,312
VICI Properties LP / VICI Note Co., Inc., 5.63%, 05/01/2024 (a)	295,000	294,671
		860,605
Restaurants — 0.9%
Dave & Buster’s, Inc., 7.63%, 11/01/2025 (a)	165,000	165,431

Retail - Consumer Discretionary — 2.2%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025 (a)	185,000	186,532
Bath & Body Works, Inc., 9.38%, 07/01/2025 (a)	218,000	227,186
		413,718

	Par	Value
Retail - Consumer Staples — 0.5%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	95,000	$95,279

Software & Services — 1.0%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	190,000	190,976

Tobacco — 0.7%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (a)	135,000	132,322

Travel & Lodging — 5.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	120,000	126,600
NCL Corp. Ltd., 8.38%, 02/01/2028 (a)	215,000	225,699
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	290,000	284,430
Travel + Leisure Co.
6.60%, 10/01/2025	325,000	328,651
6.63%, 07/31/2026 (a)	145,000	146,537
		1,111,917
Utilities — 1.1%
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024 (a)	210,000	207,260

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Par	Value
Wireline Telecommunications Services — 3.4%
Cogent Communications Group, Inc., 7.00%, 06/15/2027 (a)	180,000	$179,752
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)	480,000	463,920
		643,672
TOTAL CORPORATE BONDS (Cost $18,170,309)		18,294,259

TOTAL INVESTMENTS — 97.1% (Cost $18,170,309)		18,294,259
Money Market Deposit Account — 1.9%(b)		353,736
Other Assets in Excess of Liabilities — 1.0%		193,985
TOTAL NET ASSETS — 100.0%		$18,841,980

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to “qualified institutional buyers.” As of February 29, 2024, the value of these securities total $12,845,321 or 68.2% of the Fund’s net assets.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 3.27%.

Allocation of Portfolio Holdings by Country as of February 29, 2024
		(% of Net Assets)
United States	$16,921,937	89.8%
Liberia	284,430	1.5
Canada	271,148	1.5
Cayman Islands	257,238	1.4
Bermuda	225,699	1.2
Puerto Rico	187,577	1.0
United Kingdom	146,230	0.7
Other Assets in Excess of Liabilities	547,721	2.9
	$18,841,980	100.0%

Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Penn Capital Special Situations Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.6%
Triumph Group, Inc.(a)	51,420	$714,738

Air Freight & Logistics — 1.4%
GXO Logistics, Inc.(a)	12,620	653,211

Banks — 9.1%
Ameris Bancorp	16,271	753,835
FB Financial Corp.	16,255	579,328
Pinnacle Financial Partners, Inc.	9,510	786,668
Popular, Inc.	9,666	808,851
South State Corp.	7,363	618,787
Texas Capital Bancshares, Inc.(a)	11,136	653,126
		4,200,595
Biotechnology — 2.5%
ACADIA Pharmaceuticals, Inc.(a)	12,128	281,855
Halozyme Therapeutics, Inc.(a)	12,084	481,064
Mirum Pharmaceuticals, Inc.(a)	12,892	370,129
		1,133,048
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	3,951	617,581
BGC Group, Inc. - Class A	83,558	580,728
Lazard, Inc.	8,291	319,535
		1,517,844
Chemicals — 1.1%
Aspen Aerogels, Inc.(a)	29,264	502,756

Commercial Services & Supplies — 1.5%
Viad Corp.(a)	18,201	677,623

Communications Equipment — 0.6%
Calix, Inc.(a)	8,301	289,456

Construction & Engineering — 2.3%
Construction Partners, Inc. - Class A(a)	10,956	526,764
MasTec, Inc.(a)	6,876	518,863
		1,045,627
Construction Materials — 1.7%
Knife River Corp.(a)	10,346	766,535

Consumer Finance — 0.9%
OneMain Holdings, Inc.	9,185	433,808

	Shares	Value
Consumer Staples Distribution & Retail — 1.5%
Chefs’ Warehouse, Inc.(a)	17,863	$678,973

Containers & Packaging — 1.2%
O-I Glass, Inc.(a)	33,701	570,221

Electronic Equipment, Instruments & Components — 0.6%
Ouster, Inc.(a)	47,034	255,395

Energy Equipment & Services — 6.0%
ChampionX Corp.	16,098	500,003
Patterson-UTI Energy, Inc.	35,929	415,699
Transocean Ltd.(a)	111,161	521,345
Weatherford International PLC(a)	13,102	1,344,396
		2,781,443
Financial Services — 1.4%
Shift4 Payments, Inc. - Class A(a)	7,852	645,591

Ground Transportation — 3.0%
ArcBest Corp.	5,028	718,300
RXO, Inc.(a)	30,987	666,840
		1,385,140
Health Care Equipment & Supplies — 1.9%
Alphatec Holdings, Inc.(a)	63,479	852,523

Health Care Providers & Services — 5.0%
Progyny, Inc.(a)	15,615	570,260
RadNet, Inc.(a)	18,875	714,607
Surgery Partners, Inc.(a)	15,070	467,622
Tenet Healthcare Corp.(a)	5,725	532,425
		2,284,914
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	5,650	669,412

Hotels, Restaurants & Leisure — 11.3%
Bloomin’ Brands, Inc.	23,506	638,893
Boyd Gaming Corp.	7,571	500,670
Golden Entertainment, Inc.	26,146	968,972
Norwegian Cruise Line Holdings Ltd.(a)	42,579	825,607
Penn Entertainment, Inc.(a)	23,462	429,355
Planet Fitness, Inc. - Class A(a)	7,966	494,290
PlayAGS, Inc.(a)	53,751	498,809
United Parks & Resorts, Inc.(a)	17,258	886,198
		5,242,794

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

	Shares	Value
Household Durables — 1.2%
Taylor Morrison Home Corp.(a)	9,868	$558,627

Insurance — 0.6%
Hamilton Insurance Group Ltd. - Class B(a)	21,521	290,749

Life Sciences Tools & Services — 1.3%
Fortrea Holdings, Inc.(a)	15,545	583,559

Machinery — 3.0%
Chart Industries, Inc.(a)	4,341	620,155
Hillman Solutions Corp.(a)	76,713	747,185
		1,367,340
Media — 6.5%
Clear Channel Outdoor Holdings, Inc.(a)	222,240	382,253
EW Scripps Co. - Class A(a)	75,482	304,192
Gray Television, Inc.	86,660	506,094
Magnite, Inc.(a)	52,818	634,872
Nexstar Media Group, Inc. - Class A	4,088	679,304
Stagwell, Inc.(a)	90,018	480,696
		2,987,411
Metals & Mining — 1.6%
Carpenter Technology Corp.	11,352	733,907

Oil, Gas & Consumable Fuels — 3.7%
California Resources Corp.	10,401	542,620
Northern Oil & Gas, Inc.	21,157	755,940
Scorpio Tankers, Inc.	5,902	396,201
		1,694,761
Pharmaceuticals — 1.8%
Avadel Pharmaceuticals PLC - ADR(a)	28,888	369,189
Collegium Pharmaceutical, Inc.(a)	13,070	479,800
		848,989
Real Estate Management & Development — 1.6%
Newmark Group, Inc. - Class A	69,715	752,225

Retail REITs — 0.4%
Agree Realty Corp.	3,639	199,963

Semiconductors & Semiconductor Equipment — 6.5%
Allegro MicroSystems, Inc.(a)	22,791	717,689
Kulicke & Soffa Industries, Inc.	14,349	683,299
Navitas Semiconductor Corp.(a)	71,448	438,691
Rambus, Inc.(a)	11,831	700,868
Semtech Corp.(a)	24,235	513,782
		3,054,329
Software — 3.8%
Five9, Inc.(a)	8,418	513,498
RingCentral, Inc. - Class A(a)	20,525	685,945
Zuora, Inc. - Class A(a)	67,295	543,744
		1,743,187
Specialty Retail — 0.5%
Academy Sports & Outdoors, Inc.	3,089	230,810

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.(a)	4,999	611,128

Trading Companies & Distributors — 4.6%
DNOW, Inc.(a)	52,871	748,125
FTAI Aviation Ltd.	9,667	544,155
H&E Equipment Services, Inc.	14,181	801,084
		2,093,364
TOTAL COMMON STOCKS (Cost $41,515,403)		45,051,996

TOTAL INVESTMENTS — 97.8% (Cost $41,515,403)		45,051,996
Money Market Deposit Account — 1.4%(b)		630,328
Other Assets in Excess of Liabilities — 0.8%		356,077
TOTAL NET ASSETS — 100.0%		$46,038,401

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 3.27%.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

February 29, 2024 (Unaudited)

Allocation of Portfolio Holdings by Country as of February 29, 2024
		(% of Net Assets)
United States	$41,159,311	89.4%
Ireland	1,713,585	3.7
Puerto Rico	808,851	1.8
Singapore	683,299	1.5
Monaco	396,201	0.9
Bermuda	290,749	0.6
Other Assets in Excess of Liabilities	986,405	2.1
	$46,038,401	100.0%

Sector Classification February 29, 2024
		(% of Net Assets)
Industrials	$7,937,043	17.2%
Financials	7,088,587	15.4
Consumer Discretionary	6,643,359	14.4
Health Care	5,703,033	12.4
Information Technology	5,342,367	11.6
Energy	4,476,204	9.7
Communication Services	2,987,411	6.5
Materials	2,573,419	5.6
Real Estate	1,621,600	3.5
Consumer Staples	678,973	1.5
Other Assets in Excess of Liabilities	986,405	2.2
	$46,038,401	100.0%

Asset Type (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

Assets	Penn Capital Mid Cap Core Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Investments, at fair value (1)
Unaffiliated issuers	$7,642,912	$32,629,931	$18,294,259	$45,051,996
Cash equivalents	127,601	420,065	353,736	630,328
Receivables:
Advisor reimbursement due	784	—	10,747	—
Dividends and interest	2,422	609,908	321,845	12,272
Investments sold	77,245	—	—	761,803
Capital shares sold	—	11,651	—	336,725
Other assets	17,312	21,121	3,715	44,461
Total assets	7,868,276	33,692,676	18,984,302	46,837,585

Liabilities
Payables:
Investments purchased	92,675	118,474	—	706,372
Fund shares redeemed	—	144,632	113,706	66,371
Dividends	—	—	446	—
Investment advisory fees	—	3,146	—	13,065
Accrued expenses:	—	—	—	—
Professional fees	11,265	7,521	6,519	8,567
Administration fees	6,936	12,919	13,791	3,944
Other accrued expenses	6,482	10,075	7,860	865
Total liabilities	117,358	296,767	142,322	799,184
Net assets	$7,750,918	$33,395,909	$18,841,980	$46,038,401

Composition of Net Assets
Paid-in capital	$6,228,699	$35,818,782	$21,489,638	$44,146,792
Total distributable earnings/accumulated loss	1,522,219	(2,422,873)	(2,647,658)	1,891,609
Net assets	$7,750,918	$33,395,909	$18,841,980	$46,038,401

Institutional Class
Net assets applicable to outstanding shares	$7,750,918	$33,395,909	$18,841,980	$46,038,401
Shares of beneficial interest outstanding, no par value, unlimited authorization	694,922	3,847,410	1,995,089	3,215,589
Net asset value per share outstanding	$11.15	$8.68	$9.44	$14.32

(1)	Investment in securities at cost
Unaffiliated issuers	$6,739,924	$33,041,720	$18,524,046	$42,145,730

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

Investment Income (Loss)	Penn Capital Mid Cap Core Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Income
Dividends (net of foreign withholding taxes)	$50,640	$—	$—	$190,454
Interest and fees	2,533	1,064,022	872,733	11,618
Total income	53,173	1,064,022	872,733	202,072

Expenses
Advisory fees	46,682	95,902	62,861	199,548
Professional expense	15,997	21,360	16,040	28,987
Administration and accounting fees	15,368	39,515	35,755	26,214
Registration and filing fees	8,783	8,848	9,726	8,783
Service fees	5,983	13,170	9,958	19,982
Transfer agent fees	3,023	7,927	8,266	7,899
Director fees	1,823	3,883	4,651	1,405
Officer fees	1,347	3,618	3,779	2,997
Printing and shareholder reporting fees	1,523	6,144	6,943	3,808
Custodian fees	1,258	2,583	1,170	6,266
Interest expenses	—	—	1,590	283
Other expenses	1,236	1,653	2,601	574
Total expenses before waivers and reimbursements	103,023	204,603	163,340	306,746
Less: waivers and reimbursement	(48,042)	(104,533)	(86,318)	(77,439)
Expense waiver and reimbursement from Advisor
Net expenses	54,981	100,070	77,022	229,307
Net investment income (loss)	(1,808)	963,952	795,711	(27,235)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	842,120	(219,268)	(168,605)	(1,342,855)
Net change in unrealized appreciation (depreciation)
Unaffiliated issuers	(930,541)	809,632	601,037	2,766,651
Net realized and unrealized gain (loss) on investments	(88,421)	590,364	432,432	1,423,796
Net increase (decrease) in net assets resulting from operations	$(90,229)	$1,554,316	$1,228,143	$1,396,561
Net of foreign taxes withheld	$—	$—	$—	$—

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Changes in Net Assets

	Penn Capital Mid Cap Core Fund		Penn Capital Opportunistic High Income Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2024 (Unaudited)	Fiscal Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Fiscal Year Ended August 31, 2023
Operations
Net investment income (loss)	$(1,808)	$1,487	$963,952	$1,433,528
Net realized gain (loss) on investments:
Unaffiliated issuers	842,120	1,320,521	(219,268)	(1,176,521)
Net change in unrealized appreciation (depreciation)	(930,541)	(429,910)	809,632	1,185,688
Net increase (decrease) in net assets resulting from operations	(90,229)	892,098	1,554,316	1,442,695

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain - Institutional Class	(1,588,054)	(63,731)	(951,855)	(1,429,097)
Total dividends and distributions to shareholders	(1,588,054)	(63,731)	(951,855)	(1,429,097)

Capital share transactions
Net proceeds from sale of shares	514,149	288,039	7,711,300	9,579,685
Dividends and distributions reinvested	1,588,054	49,196	908,250	1,162,266
Cost of shares redeemed	(5,904,388)	(611,426)	(1,564,097)	(3,019,225)
Net increase (decrease) in net assets resulting from capital share transactions	(3,802,185)	(274,191)	7,055,453	7,722,726

Net increase (decrease) in net assets	(5,480,468)	554,176	7,657,914	7,736,324

Net Assets
Beginning of period	13,231,386	12,677,210	25,737,995	18,001,671
End of period	$7,750,918	$13,231,386	$33,395,909	$25,737,995

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Statements of Changes in Net Assets

Penn Capital Short Duration High Income Fund		Penn Capital Special Situations Small Cap Equity Fund
Six Months Ended February 29, 2024 (Unaudited)	Fiscal Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Fiscal Year Ended August 31, 2023

$795,711	$1,394,276	$(27,235)	$24,393

(168,605)	(671,684)	(1,342,855)	32,210
601,037	1,198,372	2,766,651	(769,382)
1,228,143	1,920,964	1,396,561	(712,779)

(785,940)	(1,405,413)	(216,977)	(277,739)
(785,940)	(1,405,413)	(216,977)	(277,739)

310,295	8,132,094	9,655,742	27,597,016
766,758	1,260,198	212,722	246,703
(14,066,314)	(12,423,328)	(6,267,352)	(2,211,975)
(12,989,261)	(3,031,036)	3,601,112	25,631,744

(12,547,058)	(2,515,485)	4,780,696	24,641,226

31,389,038	33,904,523	41,257,705	16,616,479
$18,841,980	$31,389,038	$46,038,401	$41,257,705

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

	Per Common Share Data(a)
		Income from investment operations					Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses)	Total from investment operations		Dividends from net investment income	Distributions from capital gains	Total distributions
Penn Capital Mid Cap Core Fund
Institutional Class
9/1/23 to 2/29/24 (Unaudited)	$13.24	—	(g)	0.21	0.21		(0.06)	(2.24)	(2.30)
9/1/22 to 8/31/23	$12.42	—	(g)	0.89	0.89		(0.02)	(0.05)	(0.07)
9/1/21 to 8/31/22	$16.79	0.02		(2.62)	(2.60)		(0.05)	(1.72)	(1.77)
7/1/21 to 8/31/21(e)	$16.76	(0.01)		0.04	0.03		—	—	—
7/1/20 to 6/30/21	$11.49	0.03		5.24	5.27		— (g)	—	— (g)
7/1/19 to 6/30/20	$12.68	—	(g)	(0.60)	(0.60)		—	(0.59)	(0.59)
7/1/18 to 6/30/19	$13.55	(0.01)		0.37	0.36	(f)	—	(1.23)	(1.23)
Penn Capital Opportunisitic High Income Fund
Institutional Class
9/1/23 to 2/29/24 (Unaudited)	$8.48	0.29		0.20	0.49		(0.29)	—	(0.29)
9/1/22 to 8/31/23	$8.50	0.53		(0.03)	0.50		(0.52)	—	(0.52)
9/1/21 to 8/31/22	$9.96	0.46		(1.46)	(1.00)		(0.46)	—	(0.46)
7/1/21 to 8/31/21(e)	$10.00	0.08		(0.04)	0.04		(0.08)	—	(0.08)
7/1/20 to 6/30/21	$8.88	0.54		1.12	1.66		(0.54)	—	(0.54)
7/1/19 to 6/30/20	$9.99	0.53		(1.10)	(0.57	)(f)	(0.54)	—	(0.54)
7/1/18 to 6/30/19	$10.06	0.59		(0.02)	0.57	(f)	(0.61)	(0.03)	(0.64)
Penn Capital Short Duration High Income Fund
Institutional Class
9/1/23 to 2/29/24 (Unaudited)	$9.32	0.27		0.12	0.39		(0.27)	—	(0.27)
9/1/22 to 8/31/23	$9.15	0.41		0.17	0.58		(0.41)	—	(0.41)
9/1/21 to 8/31/22	$9.73	0.29		(0.58)	(0.29)		(0.29)	—	(0.29)
7/1/21 to 8/31/21(e)	$9.74	0.05		(0.01)	0.04		(0.05)	—	(0.05)
7/1/20 to 6/30/21	$9.33	0.36		0.41	0.77		(0.36)	—	(0.36)
7/1/19 to 6/30/20	$9.93	0.37		(0.59)	(0.22)		(0.38)	—	(0.38)
7/1/18 to 6/30/19	$9.85	0.35		0.10	0.45	(f)	(0.37)	—	(0.37)

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	The Funds changed their fiscal year end to August 31.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(g)	Amount is less than $0.005 per share.
Per share data calculated using average shares outstanding method.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

Per Common Share Data(a)		Supplemental data and ratios

Net asset value, end of period	Total return(d)	Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers and reimbursement(b)	Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	Portfolio turnover rate(c)(d)

$11.15	1.84%	$7,751	1.06%	1.99%	(0.03)%	(0.96)%	47%
$13.24	7.14%	$13,231	1.06%	1.79%	0.01%	(0.76)%	94%
$12.42	(17.45)%	$12,677	1.06%	1.49%	0.14%	(0.29)%	38%
$16.79	0.18%	$18,860	1.06%	1.70%	(0.28)%	(0.92)%	3%
$16.76	45.88%	$19,972	1.06%	2.19%	0.30%	(0.83)%	59%
$11.49	(5.23)%	$15,966	1.06%	2.14%	(0.04)%	(1.12)%	57%
$12.68	3.64%	$14,363	1.06%	2.20%	(0.11)%	(1.25)%	40%

$8.68	5.88%	$33,396	0.72%	1.47%	6.94%	6.18%	22%
$8.48	6.14%	$25,738	0.72%	1.50%	6.34%	5.52%	61%
$8.50	(10.31)%	$18,002	0.72%	1.42%	4.94%	4.24%	71%
$9.96	0.43%	$18,959	0.72%	1.65%	4.69%	3.76%	18%
$10.00	19.08%	$20,099	0.72%	2.08%	5.27%	4.21%	156%
$8.88	(5.86)%	$17,819	0.72%	2.08%	5.66%	4.30%	149%
$9.99	5.83%	$15,236	0.72%	2.26%	5.90%	4.36%	85%

$9.44	4.30%	$18,842	0.55%	1.17%	5.70%	5.08%	22%
$9.32	6.50%	$31,389	0.54%	1.22%	4.44%	3.72%	67%
$9.15	(3.05)%	$33,905	0.54%	0.88%	3.02%	2.68%	54%
$9.73	0.41%	$43,871	0.54%	0.99%	2.97%	2.52%	11%
$9.74	11.96%	$40,180	0.54%	1.16%	3.77%	3.15%	104%
$9.33	(2.33)%	$44,462	0.54%	1.15%	3.87%	3.26%	113%
$9.93	4.65%	$34,924	0.54%	1.44%	3.75%	2.85%	48%

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

	Per Common Share Data(a)
		Income from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses)	Total from investment operations		Dividends from net investment income	Distributions from capital gains	Total distributions
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
9/1/23 to 2/29/24 (Unaudited)	$14.00	(0.01)	0.40	0.39		(0.04)	(0.03)	(0.07)
9/1/22 to 8/31/23	$13.64	0.02	0.57	0.59		—	(0.23)	(0.23)
9/1/21 to 8/31/22	$19.62	(0.05)	(2.12)	(2.17)		—	(3.81)	(3.81)
7/1/21 to 8/31/21(e)	$19.79	(0.01)	(0.16)	(0.17)		—	—	—
7/1/20 to 6/30/21	$9.33	(0.01)	10.47	10.46		—	—	—
7/1/19 to 6/30/20	$10.67	(0.03)	(1.31)	(1.34)		—	—	—
7/1/18 to 6/30/19	$12.59	(0.05)	(0.98)	(1.03	)(f)	—	(0.89)	(0.89)

(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	The Funds changed their fiscal year end to August 31.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
Per share data calculated using average shares outstanding method.

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Financial Highlights

Per Common Share Data(a)		Supplemental data and ratios

Net asset value, end of period	Total return(d)	Net assets, end of period (in 000’s)	Ratio of expenses to average net assets, including waivers and reimbursement(b)	Ratio of expenses to average net assets, excluding waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, including waivers and reimbursement(b)	Ratio of net investment income (loss) to average net assets, excluding waivers and reimbursement(b)	Portfolio turnover rate(c)(d)

$14.32	2.70%	$46,038	1.09%	1.46%	(0.13)%	(0.50)%	41%
$14.00	4.40%	$41,258	1.09%	1.73%	0.13%	(0.55)%	69%
$13.64	(14.39)%	$16,616	1.09%	1.58%	(0.34)%	(0.83)%	87%
$19.62	(0.86)%	$16,894	1.09%	1.71%	(0.46)%	(1.08)%	11%
$19.79	112.11%	$16,923	1.09%	2.97%	(0.02)%	(1.90)%	132%
$9.33	(12.56)%	$7,245	1.09%	3.09%	(0.42)%	(2.42)%	115%
$10.67	(7.91)%	$10,198	1.09%	2.38%	(0.35)%	(1.64)%	97%

The Accompanying Footnotes are an Integral Part of these Financial Statements

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Currently, the Trust has seven active investment portfolios. This report covers four series including: the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Short Duration High Income Fund, and the Penn Capital Special Situations Small Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

The Penn Capital Opportunistic High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation. The Penn Capital Opportunistic High Income Fund commenced operations on November 30, 2015.

The Penn Capital Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Mid Cap Core Fund and the Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Mid Cap Core Fund commenced operations on November 30, 2015. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC (the “Advisor” or “Penn Capital”) serves as the investment advisor to the Funds.

The Trust offers Institutional Class shares for the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Short Duration High Income Fund. Institutional Class shares do not have a front-end or back-end sales charge.

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to the Advisor, as valuation designee (the “Valuation Designee”).

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Valuation Designee may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, such as, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to the Valuation Designee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Prices are determined using quoted prices in active markets for identical securities.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of the end of the reporting period, in valuing each Fund’s investments:

Description
Penn Capital Mid Cap Core Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,642,912	$—	$—	$7,642,912
Total Assets	$7,642,912	$—	$—	$7,642,912

Penn Capital Opportunistic High Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$32,629,931	$—	$32,629,931
Total Assets	$—	$32,629,931	$—	$32,629,931

Penn Capital Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$18,294,259	$—	$18,294,259
Total Assets	$—	$18,294,259	$—	$18,294,259

Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$45,051,996	$—	$—	$45,051,996
Total Assets	$45,051,996	$—	$—	$45,051,996

Refer to the Schedule of Investments for industry classifications.

During the current fiscal period, the Funds had no Level 3 transfers.

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

C. Expenses

Certain expenses are shared with The RBB Fund, Inc. (“RBB”), an affiliated fund. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Mid Cap Core Fund and the Penn Capital Special Situations Small Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Mid Cap Core Fund	0.90%
Penn Capital Opportunistic High Income Fund	0.69%
Penn Capital Short Duration High Income Fund	0.45%
Penn Capital Special Situations Small Cap Equity Fund	0.95%

With respect to each Fund other than the Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Opportunistic High Income Fund and the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through December 31, 2024. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

Institutional Class
Penn Capital Mid Cap Core Fund	1.06%
Penn Capital Opportunistic High Income Fund	0.72%
Penn Capital Short Duration High Income Fund	0.54%
Penn Capital Special Situations Small Cap Equity Fund	1.09%

Any waived or reimbursed expenses by the Advisor to the Funds excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor, are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Fiscal Period Incurred	Amount Waived/ Expense Assumed	Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Mid Cap Core Fund
August 31, 2021(1)	$20,634	$—	$20,634	2024
August 31, 2022	72,939	—	72,939	2025
August 31, 2023	92,617	—	92,617	2026
February 29, 2024	48,042	—	48,042	2027
Total	$234,232	$—	$234,232

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

Fiscal Period Incurred	Amount Waived/ Expense Assumed		Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Opportunistic High Income Fund
August 31, 2021(1)	$30,361		$—	$30,361	2024
August 31, 2022	133,924	(2)	—	126,522	2025
August 31, 2023	176,705	(2)	—	171,999	2026
February 29, 2024	104,533		—	104,533	2027
Total	$445,523		$—	$433,415
Penn Capital Short Duration High Income Fund
August 31, 2021(1)	$33,215	(2)	$—	$31,724	2024
August 31, 2022	133,986	(2)	—	118,474	2025
August 31, 2023	211,846	(2)	—	203,627	2026
February 29, 2024	86,318		—	86,318	2027
Total	$465,365		$—	$440,143
Penn Capital Special Situations Small Cap Equity Fund
August 31, 2021(1)	$17,080		$—	$17,080	2024
August 31, 2022	80,812		—	80,812	2025
August 31, 2023	119,334		—	119,334	2026
February 29, 2024	77,439		—	77,439	2027
Total	$294,665		$—	$294,665

(1)	Period from July 1, 2021 through August 31, 2021.
(2)	Includes fees waived that are not subject to potential recoupment.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”).

Agreements with the Administrator, Transfer Agent, and Custodian

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (‘‘service fees’’) in an amount up to 0.15% of its average daily net assets. The amount actually incurred by the Institutional Class shares for the current fiscal period on an annualized basis was 0.03% for the Penn Capital Mid Cap Core Fund, 0.02% for the Penn Capital Opportunistic High Income Fund, 0.02% for the Penn Capital Short Duration High Income Fund and 0.02% for the Penn Capital Special Situations Small Cap Equity Fund.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

Other Related Party Transactions

The Advisor and its affiliates have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in the Funds’ Prospectus.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

The following information is provided on a tax basis as of August 31, 2023:

	Penn Capital Mid Cap Core Fund	Penn Capital Opportunistic High Income Fund	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
Cost of investments	$11,434,823	$25,972,439	$31,600,606	$41,113,399
Gross unrealized appreciation	2,477,664	263,944	87,187	3,991,015
Gross unrealized (depreciation)	(613,939)	(1,065,299)	(564,274)	(3,495,962)
Net unrealized appreciation (depreciation)	1,863,725	(801,355)	(477,087)	495,053

Undistributed ordinary income	42,112	7,003	4,533	111,188
Undistributed long-term capital gains	1,294,665	—	—	105,784
Total distributable earnings	1,336,777	7,003	4,533	216,972

Other accumulated losses	—	(2,230,982)	(2,617,307)	—

Total accumulated earnings (losses)	$3,200,502	$(3,025,334)	$(3,089,861)	$712,025

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

	Distributable Earnings	Paid-In Capital
Penn Capital Special Situations Small Cap Equity Fund	$(469)	$469

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

The Funds intend to utilize capital loss carryforwards to offset future realized gains. Capital loss carryforwards available for federal income tax purposes are as follows:

	Capital Loss Available Through	Short-Term Capital Loss Amounts	Long-Term Capital Loss Amounts
Penn Capital Opportunistic High Income Fund	unlimited	$846,907	$1,384,075
Penn Capital Short Duration High Income Fund	unlimited	1,955,605	661,261

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. For the fiscal period ended August 31, 2023, there were no deferred Post October Losses to report.

The character of distributions for tax purposes paid during the fiscal period ended August 31, 2023, is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Mid Cap Core Fund	$16,811	$46,920
Penn Capital Opportunistic High Income Fund	1,429,097	—
Penn Capital Short Duration High Income Fund	1,405,413	—
Penn Capital Special Situations Small Cap Equity Fund	—	277,739

5. Trustee and Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant-Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of U.S. Bancorp Fund Services, LLC serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, during the current fiscal period, were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Mid Cap Core Fund	$4,807,322	$10,109,421	$—	$—
Penn Capital Opportunistic High Income Fund	12,992,978	6,063,369	—	—
Penn Capital Short Duration High Income Fund	5,693,366	18,439,687	—	—
Penn Capital Special Situations Small Cap Equity Fund	19,979,021	17,148,871	—	—

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

7. Capital Share Transactions

	Penn Capital Mid Cap Core Fund September 1, 2023 - February 29, 2024	Penn Capital Opportunistic High Income Fund September 1, 2023 - February 29, 2024	Penn Capital Short Duration High Income Fund September 1, 2023 - February 29, 2024	Penn Capital Special Situations Small Cap Equity Fund September 1, 2023 - February 29, 2024

Institutional Class Shares
Shares sold	45,749	887,098	32,891	721,429
Shares issued in reinvestment of dividends	142,171	106,653	81,997	14,501
Shares redeemed	(492,360)	(180,270)	(1,488,469)	(466,625)
Net increase (decrease)	(304,440)	813,481	(1,373,581)	269,305

8. Credit Risk, LIBOR and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

9. Line of Credit

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 365-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of February 29, 2024 was 8.50%. During the current fiscal period, the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, and the Penn Capital Short Duration High Income Fund did not use the credit line.

During the current fiscal period, line of credit activity for the Penn Capital Special Situations Small Cap Equity Fund was as follows:

Fund	Average Borrowings	Amount Outstanding as of February 29, 2024	Interest Expense	Maximum Borrowing	Average Interest Rate
Penn Capital Special Situations Small Cap Equity Fund	$48,978	$—	$2,105	$4,233,000	8.50%

10. Recent Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 25, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

11. Concentration Risks

The Advisor and its employees collectively have beneficial ownership, either directly or indirectly, of more than 20% of each of the Funds as of February 29, 2024. In addition to the Advisor, one or more individual investors own more than 10% of the Penn Capital Mid Cap Core Fund, the Penn Capital Opportunistic High Income Fund, the Penn Capital Short Duration High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund as of February 29, 2024. To the extent multiple investors in the Funds rely on the advice of a common investment advisor the Funds may have the risk of a concentrated investor base.

THE RBB FUND TRUST

Notes to the Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

12. Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly funded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities. As of February 29, 2024, there were no unfunded commitments to report.

13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

THE RBB FUND TRUST

Additional Information

FEBRUARY 29, 2024 (UNAUDITED)

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-PORT

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Advisor
Penn Capital Management Company, LLC
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUNDS’ INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

PENN-SAR24

The Torray Fund

The Torray Fund

Letter to Shareholders

March 11, 2024

Dear Fellow Shareholders:

We are pleased to share the Torray Fund’s (the “Fund”) semi-annual report for the six months ended February 29, 2024, consistent with our new August 31 fiscal year, which we detailed in our last letter.

During the six months ended February 29, 2024, the Fund rose 13.97%, compared to 10.85% for the Morningstar US Large-Mid Cap Broad Value Index (“Morningstar Value Index”) and 13.93% for the Standard and Poor’s 500 Index (“S&P 500®”). The major contributors to Fund results came from holdings in the Financial, Industrial and Information Technology sectors, while select businesses we own in the Communication Services and Energy sectors detracted from performance.

The Financial sector remains the largest in the Fund, accounting for roughly half of the six-month return. Our last report suggested that financials would continue to benefit from a normalizing rate environment, which has been the case so far. The Federal Reserve has indicated interest rate cuts could be on the table for 2024, and along with industry-specific factors, this has increased support for shares of banks, insurance and payment companies. We like the long-term prospects for our financial holdings, but think current valuations generally reflect favorable expectations.

We sold Altria Group, Inc. and General Motors Company in the last six months. These companies operate in competitive industries, and while we think the management teams have done a good job navigating rough waters, we redeployed capital to companies we feel have more defensible positions and better growth opportunities. With the proceeds, we took advantage of price weakness in the Energy and Health Care sectors to increase the size of selected holdings, and started a new investment in Keysight Technologies, Inc., described below:

●

Keysight Technologies, Inc. (“Keysight”) provides testing and measurement equipment for use in research and development and manufacturing in key end markets, including communications, aerospace, defense and electronic industrial solutions. The company is the global leader in communications, particularly complex 5G design testing. We believe Keysight’s competitively advantaged portfolio of products, services and capabilities is difficult to replicate, making it a trusted partner for exacting customers.

It seems everything today is about the growth potential of artificial intelligence (AI), and we have seen many of the perceived beneficiaries generate some eye-popping returns. AI is not new, but earnings reports from many industry participants have fueled projections for rapid growth which have been quickly reflected in share prices. We understand the enthusiasm for AI but are not sure about winners and losers, and don’t want to invest in securities where today’s valuation requires aggressive assumptions about future outcomes. We think AI will require substantial infrastructure

1

The Torray Fund

LETTER TO SHAREHOLDERS

March 11, 2024

development in such areas as the electrical grid, power management, semiconductor equipment and data centers, and we own, what we believe to be, several likely “downstream” beneficiaries, including Eaton Corp. Plc, Applied Materials, Inc., Alphabet Inc. and QUALCOMM Incorporated. While we believe the valuations and diversified nature of these businesses expose us to less risk than investment in leading-edge AI businesses, we recognize their cyclical nature and are monitoring them closely.

We appreciate your confidence in us, and thank you for your continued investment in the Torray Fund.

Sincerely,

Shawn M. Hendon	Jeffrey D. Lent	Brian R. Zaczynski

Mutual fund investing involves risk including the possible loss of principal value. At times, the Fund’s portfolio may be more concentrated than that of a more diversified fund subjecting it to greater fluctuation and risk. Portfolio holdings are subject to change at any time.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. For more information about the Fund, including fees and expenses, or to receive a prospectus, please call us toll free at (800) 626-9769.

Fund holdings and sector allocations are subject to change. Please refer to the schedule of Investments included in this report for additional portfolio information.

Past performance does not guarantee future results.

Shares of the Torray Fund are distributed by Quasar Distributors LLC, Milwaukee, WI.

2

The Torray Fund

Performance Data

As of February 29, 2024 (unaudited)

The Torray Fund (the “Fund”) operated as a series (the “Predecessor Fund”) of The Torray Fund prior to the close of business on December 9, 2022, at which time the Predecessor Fund was reorganized into the Fund. The performance information provided below for periods prior to December 12, 2022 represents the performance of the Predecessor Fund.

Average Annual Total Returns For The Periods Ended February 29, 2024

	Six Month*	1 Year	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	13.97%	19.36%	9.11%	7.99%	9.56%
Morningstar US Large-Mid Cap Broad Value Total Return Index**	10.85%	18.41%	11.46%	10.36%	N/A
Russell 1000 Value Total Return Index	9.27%	14.01%	9.38%	8.74%	10.16%
S&P 500 Total Return Index	13.93%	30.45%	14.76%	12.70%	10.81%

*	Not annualized.
**

Effective January 1, 2023, the primary benchmark index for the Fund changed from the Russell 1000 Value Total Return Index to the Morningstar US Large-Mid Cap Broad Value Total Return Index, as Torray Investment Partners LLC (formerly known as Torray LLC) (the “Adviser”) determined that it better reflects the Fund’s investment strategy.

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. As of the Fund’s most recent prospectus, dated December 31, 2023, the Fund’s gross expense ratio, based on estimated expenses, is 0.97%. Returns on the Fund, the Morningstar US Large-Mid Cap Broad Value Total Return Index, the Russell 1000 Value Total Return Index and the S&P 500 Total Return Index assume reinvestment of all dividends and distributions. The Morningstar US Large-Mid Cap Broad Value Total Return Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market. The Russell 1000 Value Total Return Index measures the performance of the large capitalization value segment of the U.S. equity universe. The S&P 500 Total Return Index measures the performance of 500 large capitalization U.S. Companies. These indexes are unmanaged and do not reflect the fees and expenses typically paid by mutual funds. It is not possible to invest directly in an index. Current and future portfolio holdings are subject to change and risk. Mutual fund investing involves risk, including the possible loss of principal value. At times, the Fund’s portfolio may be more concentrated than that of a more diverisified fund, subjecting it to greater fluctuation and risk.

3

The Torray Fund

About Your Fund’s Expenses

As of February 29, 2024 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return

Actual	$1,000.00	$1,139.70	$5.05	0.95%	13.97%
Hypothetical (5% return before expenses)	1,000.00	1,020.14	4.77	0.95%	2.49%

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

4

The Torray Fund

Fund Profile

As of February 29, 2024 (unaudited)

SECTOR CLASSIFICATION (% of net assets)
Financials	36.6%
Information Technology	13.0%
Industrials	12.3%
Energy	10.9%
Health Care	10.9%
Consumer Discretionary	8.6%
Communication Services	4.0%
Consumer Staples	0.9%
Money Market Funds	2.7%
Other Assets in Excess of Liabilities	0.1%
100.0%

TOP TEN EQUITY HOLDINGS (% of net assets)
1.	Berkshire Hathaway, Inc. - Class B	7.3%
2.	Marsh & McLennan Cos., Inc.	5.0%
3.	Lennar Corp. - Class B	4.6%
4.	Eaton Corp. PLC	4.6%
5.	American Express Co.	4.6%
6.	JPMorgan Chase & Co.	4.4%
7.	General Dynamics Corp.	4.4%
8.	Fiserv, Inc.	4.3%
9.	Alphabet, Inc. - Class A	4.0%
10.	Home Depot, Inc.	4.0%
		47.3%

PORTFOLIO CHARACTERISTICS
Net Assets (millions)		$345
Number of Equity Holdings		25
Portfolio Turnover		6	%*
P/E Multiple (forward)		15.5x
Trailing Weighted Average Dividend Yield		1.8%
Market Capitalization (billion)	Average	$240
	Median	$102

*	Not Annualized

5

The Torray Fund

Schedule of Investments

As of February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 4.0%
Alphabet, Inc. - Class A(a)	100,570	$13,924,922

Consumer Discretionary — 8.6%
Home Depot, Inc.	36,120	13,747,633
Lennar Corp. - Class B	108,610	16,005,856
		29,753,489
Consumer Staples — 0.9%
Kraft Heinz Co.	89,070	3,142,390

Energy — 10.9%
EOG Resources, Inc.	111,935	12,812,080
Phillips 66	91,425	13,028,977
Schlumberger NV	245,240	11,852,449
		37,693,506
Financials — 36.6%(b)
American Express Co.	72,253	15,853,753
Berkshire Hathaway, Inc. - Class B(a)	61,790	25,296,825
Chubb Limited	52,650	13,250,426
Fiserv, Inc.(a)	98,950	14,770,267
JPMorgan Chase & Co.	81,910	15,240,175
Marsh & McLennan Cos., Inc.	84,956	17,184,049
T. Rowe Price Group, Inc.	95,310	10,803,389
W R Berkley Corp.	160,635	13,429,086
		125,827,970
Health Care — 10.9%
Johnson & Johnson	83,200	13,426,816
Royalty Pharma PLC - Class A	379,450	11,512,513
UnitedHealth Group Inc.	26,108	12,886,909
		37,826,238
Industrials — 12.3%
Eaton Corp. PLC	55,200	15,952,800
General Dynamics Corp.	55,255	15,098,429
Honeywell International, Inc.	56,265	11,181,543
		42,232,772

The accompanying notes are an integral part of the financial statements.

6

The Torray Fund

SCHEDULE OF INVESTMENTS (concluded)

As of February 29, 2024 (unaudited)

	Shares	Value
Information Technology — 13.0%
Applied Materials, Inc.	58,500	$11,794,770
Keysight Technologies, Inc.(a)	59,300	9,149,990
Qualcomm, Inc.	82,970	13,091,837
Texas Instruments, Inc.	63,980	10,705,773
		44,742,370
TOTAL COMMON STOCKS
(Cost $188,415,010)		335,143,657

SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
Fidelity Government Portfolio - Class Institutional, 5.20%(c)	9,294,016	9,294,016
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,294,016)		9,294,016

TOTAL INVESTMENTS — 99.9%
(Cost $197,709,026)		$344,437,673
Other Assets in Excess of Liabilities — 0.1%		298,968
TOTAL NET ASSETS — 100.0%		$344,736,641

Percentages are stated as a percent of net assets.

The above industry classifications are based upon The Global Industry Classification Standard (“GICS”). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.

7

The Torray Fund

Statement of Assets and Liabilities

As of February 29, 2024 (unaudited)

ASSETS:
Investments in securities at value (cost $197,709,026)	$344,437,673
Receivable for fund shares sold	95,293
Dividends & interest receivable	499,255
Prepaid expenses and other assets	7,689
TOTAL ASSETS	345,039,910

LIABILITIES:
Payable for fund shares redeemed	28,118
Payable to advisory fees	238,375
Accrued expenses and other liabilities	36,776
TOTAL LIABILITIES	303,269

NET ASSETS	$344,736,641

NET ASSETS CONSIST OF:
Paid-in capital	$194,572,591
Total distributable earnings /(losses)	150,164,050
Net Assets	$344,736,641

Shares issued and outstanding (unlimited number of shares authorized without par value)	6,506,589
Net asset value and redemption price per share	$52.98

The accompanying notes are an integral part of the financial statements.

8

The Torray Fund

Statements of Operations

Six-Months End February 29, 2024 (unaudited)

INVESTMENT INCOME:
Dividend income	$3,381,928
Interest income	157,175
Total investment income	3,539,103

EXPENSES:
Advisory fees (See Note 4)	1,347,163
Transfer agent fees & expenses	62,486
Fund administration & accounting fees	54,460
Printing, postage & mailing fees	20,574
Federal & state registration fees	16,216
Insurance expense	11,248
Audit fees	5,858
Custody fees	5,620
Legal fees	3,773
Trustees’ fees	490
Other fees	2,766
Total expenses before waiver and/or reimbursement	1,530,654
Less waivers and/or reimbursements (See Note 4)	(25,000)
Net expenses	1,505,654

NET INVESTMENT INCOME/(LOSS)	2,033,449

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	$3,585,010
Net change in unrealized appreciation/(depreciation) on investments	36,810,945
Net realized and unrealized gain/(loss) on investments	40,395,955

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,429,404

The accompanying notes are an integral part of the financial statements.

9

The Torray Fund

Statements of Changes in Net Assets

For each period/year indicated:

	Six Months Ended 2/29/24 (unaudited)	Period Ended 8/31/23*	Year Ended 12/31/22
Increase/(Decrease) in Net Assets Resulting from Operations:
Net investment income/(loss)	$2,033,449	$2,853,620	$3,925,083
Net realized gain/(loss) on investments	3,585,010	2,132,484	20,982,080
Net change in unrealized appreciation/(depreciation) on investments	36,810,945	13,596,458	(29,455,877)
Net increase/(decrease) in net assets resulting from operations	42,429,404	18,582,562	(4,548,714)

Distributions to Shareholders:
Total distributions to shareholders	(18,112,421)	(2,189,731)	(31,596,530)

Shares of Beneficial Interest:
Net increase/decrease from share transactions (Note 6)	1,639,010	(18,899,891)	(23,434,576)
Total increase/(decrease) in net assets	25,955,993	(2,507,060)	(59,579,820)
Net Assets – Beginning of Period	318,780,648	321,287,708	380,867,528
Net Assets – End of Period	$344,736,641	$318,780,648	$321,287,708

*	Effective August 31, 2023, the Fund changed its fiscal year end date to August 31st.

The accompanying notes are an integral part of the financial statements.

10

The Torray Fund

Financial Highlights

For a Fund share outstanding throughout each period/year.

PER SHARE DATA:
	Six Months ended February 29, 2024		Period Ended August 31,		Years ended December 31:
	(unaudited)		2023(1)		2022(2)	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$49.33		$46.86		$52.24	$47.64	$50.70	$43.45	$49.60
Investment operations
Net investment income/(loss)(3)	0.31		0.43		0.60	0.59	0.63	0.74	0.62
Net realized and unrealized gain/(loss) on investments	6.21		2.38		(1.03)	9.65	(2.15)	7.86	(5.81)
Total from investment operations	6.52		2.81		(0.43)	10.24	(1.52)	8.60	(5.19)
Less distributions from:
Net investment income	(0.25)		(0.34)		(0.60)	(0.59)	(0.64)	(0.95)	(0.62)
Net realized gains	(2.62)		—		(4.35)	(5.05)	(0.90)	(0.40)	(0.34)
Total distributions	(2.87)		(0.34)		(4.95)	(5.64)	(1.54)	(1.35)	(0.96)
Net Asset Value, End of Year	$52.98		$49.33		$46.86	$52.24	$47.64	$50.70	$43.45
TOTAL RETURN(4)	13.97	%(5)	6.03	%(5)	-0.98%	21.39%	-2.51%	19.89%	-10.60%

The accompanying notes are an integral part of the financial statements.

11

The Torray Fund

Financial Highlights (continued)

For a Fund share outstanding throughout each period/year.

PER SHARE DATA:
	Six Months ended February 29, 2024		Period Ended August 31,		Years ended December 31:
	(unaudited)		2023(1)		2022(2)	2021	2020	2019	2018
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s omitted)	$344,737		$318,781		$321,288	$380,868	$356,342	$408,961	$370,973
Ratios of expenses to average net assets:
Before expense waiver	0.97	%(6)	0.96	%(6)	1.16%	1.16%	1.17%	1.15%	1.16%
After expense waiver	0.95	%(6)	0.95	%(6)	1.06%	1.07%	1.06%	1.06%	1.07%
Ratios of net investment income/(loss) to average net assets	1.28	%(6)	1.36	%(6)	1.18%	1.10%	1.46%	1.53%	1.28%
Portfolio turnover rate	6	%(5)	9	%(5)	40%	36%	33%	11%	4%

(1)	Effective August 31, 2023, the Fund changed its fiscal year end date to August 31st.
(2)

Prior to the close of business on December 9, 2022, the Fund was a series (the “Predecessor Fund”) of The Torray Fund, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 9, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 9, 2022 included herein is that of the Predecessor Fund. See Note 1.

(3)	Calculated based on average amount of shares outstanding during the period.
(4)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

12

The Torray Fund

Notes to Financial Statements

As of February 29, 2024 (unaudited)

NOTE 1 – ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The RBB Fund Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 29, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Currently, the Trust has seven active investment portfolios. The Fund commenced operations on December 31, 1990 as a separate series (the “Predecessor Fund”) of The Torray Fund, a Massachusetts business trust. Effective as of the close of business on December 9, 2022, the Predecessor Fund was reorganized into a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund, in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on November 1, 2022. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. At the September 13, 2023 meeting of the Board of Trustees of the Trust (the “Board”), the Board approved a change in fiscal year end for the Fund from December 31st to August 31st effective August, 31 2023.

The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund invests principally in common stock of larger-capitalization companies that generally have demonstrated records of profitability, conservative financial structures and shareholder-oriented management. The Fund seeks to invest in such companies when it believes that valuations are modest relative to earnings, cash flow or asset values. Large capitalization companies are those with market capitalizations of $8 billion or more. Investments are held as long as the issuers’ fundamentals remain intact, and the Fund believes issuers’ shares are reasonably valued. There can be no assurance that the Fund’s investment objectives will be achieved.

The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-month period ended February 29, 2024 (the “current fiscal period”).

13

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Fund on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Fund is the accounting successor. The Reorganization was accomplished by a tax-free exchange of the Fund’s shares and value of net assets for the same shares and value of the Predecessor Fund’s shares. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized appreciation and fund shares outstanding of the Predecessor Fund were as follows:

Net Assets	Fair Value of Investments	Net Unrealized Appreciation	Fund Shares Outstanding
$327,634,260	$326,806,119	$105,738,265	6,858,304

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the current fiscal period, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the current fiscal period, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the current fiscal period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to December 31, 2019.

Security Transactions and Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Non-cash dividend income is recognized at the fair value of property received.

14

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the current fiscal period, no such reclassifications were made.

Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

15

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Short-term debt securities (maturing in 60 days or less), such as U.S. Treasury Bills, are valued at amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Torray Investment Partners LLC (formerly known as Torray LLC) (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board. As of current fiscal period, no Fund portfolio securities were priced in accordance with such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of current fiscal period:

	Level 1	Level 2	Level 3	Total
Common Stock	$335,143,657	$—	$—	$335,143,657
Short-Term Investment	9,294,016	—	—	9,294,016
Total Investments*	$344,437,673	$—	$—	$344,437,673

*	Please refer to the Schedule of Investments for further details.

16

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

NOTE 4 — INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (the “Advisory Agreement”) with the Adviser to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

Effective December 9, 2022, the Adviser and the Fund entered into an Operating Expense Limitation Agreement (the “Agreement”) whereby the Adviser has contractually agreed to waive its fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.95% (the “Expense Cap”). For purposes of the Agreement, the following expenses are not taken into account and could cause net total annual Fund Operating Expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses. This contractual limitation is in effect until December 31, 2025 and may not be terminated without the approval of the Board. During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

GROSS ADVISORY FEE	WAIVERS AND/OR REIMBURSEMENTS	NET ADVISORY FEE
$1,347,163	$(25,000)	$1,322,163

Under the Agreement, if at any time the Fund’s total annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration August 31, 2026	Expiration August 31, 2027	Total
$29,208	$25,000	$54,208

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

17

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

NOTE 5 — TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statements of Operations.

NOTE 6 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Period ended 2/29/24		Period ended 8/31/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,271	$559,863	22,174	$1,075,591	226,400	$11,219,486
Reinvestment of distributions	355,475	16,709,221	42,498	1,977,768	577,797	27,906,740
Shares redeemed	(322,463)	(15,630,074)	(458,561)	(21,953,250)	(1,238,188)	(62,560,802)
	44,283	$1,639,010	(393,889)	$(18,899,891)	(433,991)	$(23,434,576)

18

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of February 29, 2024 (unaudited)

NOTE 7 — INVESTMENT TRANSACTIONS

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$19,033,881	$27,116,476

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

NOTE 8 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended August 31, 2023, and the years ended December 31, 2022, and December 31, 2021 were as follows:

	August 31, 2023	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary Income	$2,189,731	$4,709,901	$16,352,813
Long-Term Capital Gains	—	26,886,629	21,969,794
	$2,189,731	$31,596,530	$38,322,607

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$663,889
Undistributed long-term capital gain	16,526,311
Net unrealized appreciation/(depreciation)	108,656,865
Total accumulated earnings	$125,847,065

As of August 31, 2023, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. As of August 31, 2023, the Fund had no tax basis post October losses or qualified late-year losses.

19

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (concluded)

As of February 29, 2024 (unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2023, the Fund’s most recently completed fiscal year end, were as follows:

August 31, 2023
Gross unrealized appreciation	$115,720,189
Gross unrealized (depreciation)	(7,063,324)
Net unrealized appreciation	108,656,865
Cost	$209,844,326

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the differences in tax treatment of wash sales.

NOTE 9 — SECTOR RISK AND GENERAL RISK

As of the current fiscal period, the Fund had a significant portion of its assets invested in the Financials sector. The Financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

For purposes of financial statement reporting, 36.6% of portfolio holdings as of the current fiscal period were classified according to Global Industry Classification Standards (GICS) as belonging to the Financials sector. However, the Fund believes the actual Financials concentration risk to be below that shown for the Financials sector, as several of the constituent companies are diversified holding companies, with portions of their businesses falling outside the sector.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11 — SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued, and has determined that there were the following subsequent event: The Fund paid the following distribution:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
March 27, 2024	March 28, 2024	March 28, 2024	$0.20128735

20

The Torray Fund

Other Information

As of February 29, 2024 (unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 626-9769 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

21

INVESTMENT Adviser

Torray Investment Partners LLC
7501 Wisconsin Avenue, Suite 750 W
Bethesda, MD 20814

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

FUND

of The RBB Fund Trust

SEMI-ANNUAL REPORT

FEBRUARY 29, 2024

funds.torray.com

(301) 493-4600
(800) 626-9769

Torray-SAR24

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

1

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund Trust

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/24

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Chief Financial Officer
(principal financial officer)

Date	4/30/24

*	Print the name and title of each signing officer under his or her signature.

3